UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03343

Sit Mid Cap Growth Fund, Inc.

(Exact name of Registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP

Sit Mutual Funds

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(612) 332-3223

Date of fiscal year end: June 30, 2024

Date of reporting period: June 30, 2024

Item 1: Reports to Stockholders.

NBNGX

Sit Mid Cap Growth Fund

Annual Shareholder Report

June 30, 2024

Fund Overview

This annual shareholder report contains important information about Sit Mid Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Mid Cap Growth Fund	$135	1.25%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024, the Sit Mid Cap Growth Fund returned +15.39% outperforming the Russell Midcap® Growth Index's return of +15.05%. The largest contributor to outperformance during the period was the Fund’s overweight position along with its positive stock selection in the electronic technology sector. Key holdings here included Arista Networks (+116%), Broadcom (+88%), and Applied Materials (+65%). Stock selection in the health services sector also augmented performance during the period, with holdings, such as Tenet Healthcare (+63%) and Encompass Health (+28%), seeing strong share price appreciation. Conversely, negative stock selection in the technology services and health technology sectors was the largest detractor to performance during the period, hurt by an underweight position in CrowdStrike (+28%) and holdings of Paycom Software (-55%), Exact Sciences (-55%), and InMode (-52%).

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Mid Cap Growth Fund
Russell Midcap Growth Index
Russell 3000® Index*
$40,000
$30,000
$20,000
$10,000
$0
31,475
27,178
22,939
6/14
6/15
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24

	Sit Mid Cap Growth Fund	Russell 3000® Index*	Russell Midcap Growth Index
6/14	$10,000	$10,000	$10,000
6/15	10,952	10,729	10,945
6/16	9,860	10,959	10,711
6/17	11,708	12,987	12,537
6/18	12,811	14,907	14,859
6/19	14,318	16,246	16,930
6/20	15,571	17,306	18,947
6/21	21,642	24,950	27,240
6/22	16,296	21,490	19,184
6/23	19,880	25,563	23,622
6/24	22,939	31,475	27,178

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and the table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s Future performance. Updated performance information is available at www.sitfunds.com.

Footnote	Description
Footnote*	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000® Index replaced the Russell Midcap Growth Index as the Fund's primary benchmark to represent a broad-based securities market index. The Fund continues to use the Russell Midcap Growth Index as an additional benchmark.

Average Annual Total Returns (as of June 30, 2024)

	1 Year	5 Years	10 Years
Sit Mid Cap Growth Fund	15.39%	9.89%	8.66%
Russell 3000® IndexFootnote Reference*	23.13%	14.14%	12.15%
Russell Midcap Growth Index	15.05%	9.93%	10.51%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$203,184,209
# of Portfolio Holdings	71
Portfolio Turnover Rate	8.64%
Investment Advisory Fees Paid	$2,367,507
Weighted average market cap	$89.2 Billion
Median market cap	0

What did the Fund invest in?

The Fund primarily invested in common stocks of domestic medium to small companies with capitalizations ranging from $2 billion to $15 billion. The tables below reflect the investment makeup of the Fund as of June 30, 2024. Portfolio holdings are subject to change.

Top 10 Equity (% of Net Assets)

Broadcom, Inc.	6.4%
Arista Networks, Inc.	6.0
TJX Cos., Inc.	3.0
PTC, Inc.	2.9
Applied Materials, Inc.	2.8
Dexcom, Inc.	2.7
Monolithic Power Systems, Inc.	2.2
Ameriprise Financial, Inc.	2.1
Booz Allen Hamilton Holding Corp.	2.1
Waste Connections, Inc.	2.0

Sector Allocation (% of Net Assets)

Electronic Technology	18.8%
Technology Services	18.4
Health Technology	12.8
Producer Manufacturing	8.9
Finance	8.8
Industrial Services	5.5
Retail Trade	5.3
Health Services	4.0
Energy Minerals	3.7
Others	11.7
Cash and other net assets	2.1
Total	100.0

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

NBNGX

Sit Mid Cap Growth Fund

Annual Shareholder Report

June 30, 2024

Item 2:  Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Registrant has not made any amendment to its code of ethics during the period covered by this report which must be described herein pursuant to Item 2. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s code of ethics is available without charge upon request by calling the Registrant at 612-332-3223 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3:  Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that Mr. Edward M. Giles, Mr. Sidney L. Jones, Mr. Bruce C. Lueck, Mr. Donald W. Phillips, and Mr. Barry N. Winslow are audit committee financial experts serving on its audit committee. Mr. Giles, Mr. Jones, Mr. Lueck, Mr. Phillips, and Mr. Winslow are independent for purposes of this Item.

Item 4:  Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the Registrant for the last two fiscal years for professional services rendered by the Registrant’s principal accountant were as follows:

	Audit Fees (a)	Audit Related Fees (b)	Tax Fees (c)	All Other Fees (d)
Fiscal year ended June 30, 2024	$23,900	0	$5,935	0
Fiscal year ended June 30, 2023	$27,500	0	$6,825	0

(e)  (1) The Audit Committee is required to pre-approve audit and non-audit services performed for the Registrant by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. The audit committee also is required to pre-approve certain non-audit services performed by the Registrant’s independent auditor for the Registrant’s investment adviser and certain of the adviser’s affiliates if the services relate directly to the operations and financial reporting of the Registrant. Services to be provided by the auditor must receive general pre-approval or specific pre-approval by the audit committee. Any proposed services exceeding pre-approved cost levels will require separate pre-approval by the audit committee.

The audit committee may delegate pre-approval authority to the audit committee chairman. The chairman shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee does not delegate its responsibility to pre-approve services performed by the independent auditor to management.

(2) No services included in (b) – (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0 and $0, respectively.

(h) The Registrant’s audit committee has determined that the provision of non-audit services rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is considered compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5:  Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:  Investments.

The schedule of investments is included as part of the material filed under Item 7 of this Form.

Item 7:  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Other Information June 30, 2024 Balanced Fund Dividend Growth Fund Global Dividend Growth Fund Large Cap Growth Fund ESG Growth Fund Mid Cap Growth Fund Small Cap Dividend Growth Fund Small Cap Growth Fund International Growth Fund Developing Markets Growth Fund

Sit Stock Funds FINANCIAL STATEMENTS AND OTHER INFORMATION TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

SCHEDULE OF INVESTMENTS

June 30, 2024

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 64.1%

Consumer Non-Durables - 1.7%
Constellation Brands, Inc.	2,250	578,880
Mondelez International, Inc.	3,400	222,496
PepsiCo, Inc.	1,825	300,997

		1,102,373

Consumer Services - 1.7%
McDonald’s Corp.	1,450	369,518
Visa, Inc.	2,800	734,916

		1,104,434

Electronic Technology - 17.3%
Apple, Inc.	13,475	2,838,104
Applied Materials, Inc.	2,600	613,574
Arista Networks, Inc. *	765	268,117
Broadcom, Inc.	1,235	1,982,830
NVIDIA Corp.	38,400	4,743,936
Palo Alto Networks, Inc. *	2,160	732,262

		11,178,823

Energy Minerals - 1.3%
ConocoPhillips	5,775	660,544
Shell, PLC, ADR	2,400	173,232

		833,776

Finance - 3.4%
Ameriprise Financial, Inc.	1,150	491,269
Chubb, Ltd.	1,400	357,112
Goldman Sachs Group, Inc.	1,600	723,712
JPMorgan Chase & Co.	2,925	591,610

		2,163,703

Health Services - 2.5%
Centene Corp. *	2,475	164,093
Quest Diagnostics, Inc.	1,475	201,898
UnitedHealth Group, Inc.	2,450	1,247,687

		1,613,678

Health Technology - 4.2%
Abbott Laboratories	3,550	368,881
AbbVie, Inc.	600	102,912
Dexcom, Inc. *	5,260	596,379
Eli Lilly & Co.	260	235,399
Intuitive Surgical, Inc. *	775	344,759
Johnson & Johnson	1,250	182,700
Novo Nordisk A/S, ADR	1,550	221,247
Thermo Fisher Scientific, Inc.	1,040	575,120
Zimmer Biomet Holdings, Inc.	650	70,544

		2,697,941

Industrial Services - 0.7%
Cheniere Energy, Inc.	2,750	480,783

Process Industries - 1.3%
Linde, PLC	1,225	537,542
Sherwin-Williams Co.	1,000	298,430

		835,972

Producer Manufacturing - 4.6%
General Dynamics Corp.	700	203,098
Honeywell International, Inc.	1,450	309,633

Name of Issuer	Quantity	Fair Value ($)

Motorola Solutions, Inc.	1,400	540,470
Northrop Grumman Corp.	375	163,481
Parker-Hannifin Corp.	1,350	682,843
Safran SA, ADR	11,550	615,038
Siemens AG, ADR	5,175	482,569

		2,997,132

Retail Trade - 6.2%
Amazon.com, Inc. *	9,700	1,874,525
Home Depot, Inc.	1,825	628,238
Lululemon Athletica, Inc. *	885	264,349
Netflix, Inc. *	460	310,445
TJX Cos., Inc.	5,100	561,510
Ulta Beauty, Inc. *	795	306,767

		3,945,834

Technology Services - 17.2%
Accenture, PLC	2,025	614,405
Adobe, Inc. *	1,060	588,872
Alphabet, Inc. - Class A	12,400	2,258,660
Alphabet, Inc. - Class C	4,100	752,022
Autodesk, Inc. *	1,275	315,499
Dynatrace, Inc. *	4,250	190,145
Intuit, Inc.	1,200	788,652
Meta Platforms, Inc.	1,490	751,288
Microsoft Corp.	7,475	3,340,951
Salesforce, Inc.	3,650	938,415
ServiceNow, Inc. *	560	440,535

		10,979,444

Transportation - 1.5%
FedEx Corp.	1,775	532,216
Union Pacific Corp.	2,050	463,833

		996,049

Utilities - 0.5%
NextEra Energy, Inc.	4,140	293,153

Total Common Stocks (cost: $17,482,656)		41,223,095

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds – 28.1%

Asset-Backed Securities - 0.1%

Small Business Administration
2008-20A 1, 5.17%, 1/1/28	8,845	8,681

Towd Point Mortgage Trust:
2020-MH1 A1A, 2.18%, 2/25/60 [1,4]	52,490	50,180
2019-MH1 A2, 3.00%, 11/25/58 [1,4]	44,050	43,767

		102,628

Collateralized Mortgage Obligations - 6.1%

Chase Home Lending Mortgage Trust:
2023-1 A2, 6.00%, 6/25/54 1, [4]	142,306	142,782

Chase Home Lending Mortgage Trust Series:
2024-1 A8A, 6.00%, 1/25/55 1, [4]	200,000	196,764
2024-2 A8A, 6.00%, 2/25/55 1, [4]	200,000	197,436

See accompanying notes to financial statements.

2	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Fair Value ($)

2024-3 A8, 6.00%, 2/25/55 1, [4]	100,000	99,583
2024-4 A8, 6.00%, 3/25/55 1, [4]	200,000	200,137

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	16,275	14,042
2003-34 A1, 6.00%, 4/25/43	21,419	21,303
2004-T1 1A1, 6.00%, 1/25/44	12,644	12,800
1999-17 C, 6.35%, 4/25/29	3,430	3,420
2001-82 ZA, 6.50%, 1/25/32	5,730	5,734
2009-30 AG, 6.50%, 5/25/39	21,956	22,919
2013-28 WD, 6.50%, 5/25/42	20,086	20,881
2004-T1 1A2, 6.50%, 1/25/44	32,141	32,396
2004-W9 2A1, 6.50%, 2/25/44	22,176	22,264
2004-T3 1A3, 7.00%, 2/25/44	4,540	4,633

Freddie Mac:
5280 A, 3.50%, 1/25/50	143,505	131,340
4812 CZ, 4.00%, 5/15/48	151,137	138,631
4293 BA, 5.28%, 10/15/47 [1]	6,477	6,483
2122 ZE, 6.00%, 2/15/29	18,294	18,327
2126 C, 6.00%, 2/15/29	12,305	12,288
2480 Z, 6.00%, 8/15/32	15,821	16,111
2485 WG, 6.00%, 8/15/32	16,645	17,021
2575 QE, 6.00%, 2/15/33	6,407	6,551
2980 QA, 6.00%, 5/15/35	7,762	8,000
5354 AB, 6.00%, 5/25/49	170,061	171,328
2357 ZJ, 6.50%, 9/15/31	13,498	13,739
4520 HM, 6.50%, 8/15/45	11,400	12,259
3704 CT, 7.00%, 12/15/36	7,134	7,442

Government National Mortgage Association:
2021-86 WB, 4.77%, 5/20/51 [1]	128,525	123,506
2021-104 HT, 5.50%, 6/20/51	164,204	162,979
2021-27 AW, 5.86%, 2/20/51 [1]	177,523	181,119
2015-80 BA, 7.00%, 6/20/45 [1]	5,580	5,807
2018-147 AM, 7.00%, 10/20/48	19,927	20,539
2018-160 DA, 7.00%, 11/20/48	19,467	20,027
2014-69 W, 7.20%, 11/20/34 [1]	8,809	9,169
2013-133 KQ, 7.31%, 8/20/38 [1]	10,863	11,332
2005-74 HA, 7.50%, 9/16/35	139	141

JP Morgan Mortgage Trust:
2021-6 A4, 2.50%, 10/25/51 [1,4]	274,451	237,104
2021-13 A4, 2.50%, 4/25/52 [1,4]	260,927	225,491
2021-6 A12, 5.00%, 10/25/51 [1,4]	267,609	254,684
2023-6 A2, 6.00%, 12/26/53 [1,4]	130,270	129,476
2023-10 A8, 6.00%, 5/25/54 [1,4]	150,000	149,646
2024-1 A8, 6.00%, 6/25/54 [1,4]	200,000	195,739
2024-2 A8A, 6.00%, 8/25/54 [1,4]	125,000	123,996
2024-4 A8A, 6.00%, 10/25/54 [1,4]	200,000	200,628
2024-5 A8, 6.00%, 11/25/54 [1,4]	200,000	198,929

New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 [1,4]	30,386	29,143

Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 [1,4]	37,824	33,913

Vendee Mortgage Trust:
2008-1 B, 5.85%, 3/15/25 [1]	5,149	5,174

Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 [1,4]	31,450	28,056

		3,903,212

Name of Issuer	Principal Amount ($)	Fair Value ($)

Corporate Bonds - 5.6%
American Tower Trust, 5.49%, 3/15/28 [4]	150,000	150,635
Bank of New York Mellon Corp., 6.47%, 10/25/34 [1]	175,000	189,097
Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	85,109
CVS Pass-Through Trust, 7.51%, 1/10/32 [4]	129,839	135,142
Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.63%, 7/30/27	110,170	105,127
Duke Energy Florida, LLC, 2.86%, 3/1/33	120,000	103,213
Duke Energy Progress SC Storm Funding, LLC, 5.40%, 3/1/44	75,000	76,519
Entergy Louisiana, LLC, 4.95%, 1/15/45	200,000	176,199
Evergy Kansas Central, Inc., 5.90%, 11/15/33	175,000	180,303
Evergy Missouri West Storm Funding I, LLC, 5.10%, 12/1/38	100,000	99,671
Fairfax Financial Holdings, 7.75%, 7/15/37	150,000	167,011
First-Citizens Bank & Trust Co. (Subordinated), 4.13%, 11/13/29 [1]	175,000	168,704
GATX Corp., 6.90%, 5/1/34	175,000	190,913
Halliburton Co., 7.60%, 8/15/96 [4]	75,000	84,675
JPMorgan Chase & Co., 4.59%, 4/26/33 [1]	50,000	47,772
KeyCorp, 2.55%, 10/1/29	250,000	212,031
Leidos, Inc., 7.13%, 7/1/32	50,000	54,276
Louisville Gas & Electric Co., 5.45%, 4/15/33	50,000	50,328
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29%, 7.89%, 12/15/24 [1,4]	195,000	195,166
Northern Trust Corp. (Subordinated), 3.38%, 5/8/32 [1]	250,000	236,269
Polar Tankers, Inc., 5.95%, 5/10/37 [4]	91,175	92,655
SBA Tower Trust, 6.60%, 1/15/28 [4]	145,000	148,017
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	95,877
State Street Corp., 5.16%, 5/18/34 [1]	175,000	173,280
Truist Financial Corp., 7.16%, 10/30/29 [1]	175,000	185,909
Union Electric Co., 4.00%, 4/1/48	100,000	78,041
United Airlines 2019-2 Class AA Pass Through Trust, 2.70%, 5/1/32	121,192	104,926

		3,586,865

Federal Home Loan Mortgage Corporation - 0.2%
7.50%, 10/1/38	92,371	97,836
8.50%, 5/1/31	36,675	37,610

		135,446

Federal National Mortgage Association - 2.4%
4.50%, 7/1/52	307,519	290,822
4.50%, 9/1/52	312,257	295,118
5.00%, 1/1/30	123,364	122,553
5.50%, 8/1/56	146,840	149,371
6.00%, 7/1/41	119,216	122,558
6.00%, 9/1/53	162,540	163,200
6.00%, 10/1/53	331,646	333,777
6.50%, 9/1/27	11,497	11,712
7.00%, 1/1/32	4,055	4,047
7.00%, 3/1/33	6,402	6,533
7.00%, 12/1/38	5,120	5,176
8.31%, 7/15/26	264	263

		1,505,130

See accompanying notes to financial statements.

JUNE 30, 2024	3

SCHEDULE OF INVESTMENTS

June 30, 2024

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Government National Mortgage Association - 1.4%
3.50%, 2/20/52	251,915	226,687
4.00%, 9/20/52	228,986	208,081
5.00%, 5/20/48	20,508	20,211
5.50%, 9/20/52	85,468	83,859
5.50%, 8/20/62	184,674	182,426
6.00%, 9/20/53	164,802	164,536
6.50%, 11/20/38	8,561	8,734
7.00%, 12/15/24	180	180
7.00%, 11/20/27	2,924	2,978
7.00%, 9/20/29	10,150	10,342
7.00%, 9/20/38	5,310	5,439
7.50%, 4/20/32	6,886	6,938

		920,411

Taxable Municipal Securities - 6.2%
Benton & Polk Sch. Dist. No. 17J G.O., 5.47%, 6/15/27	150,000	152,010
City of Aurora G.O., 5.01%, 12/30/30	300,000	301,071
City of Dallas G.O., 5.61%, 2/15/30	250,000	255,197
City of Modesto CA Wastewater Rev., 1.20%, 11/1/26	240,000	220,128
CO Health Facs. Auth., 3.13%, 5/15/27	250,000	226,127
Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	159,441
Coventry Local Sch. Dist., 2.20%, 11/1/29	200,000	175,028
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	182,533
MA Bay Trans. Auth., 5.77%, 7/1/31	185,000	187,216
MA Hsg. Fin. Agy., 5.11%, 6/1/30	250,000	250,598
Maricopa Co. Industrial Dev. Auth., 3.50%, 7/1/44 [4]	100,000	82,344

Massachusetts Edu. Auth.:
4.41%, 7/1/34	15,000	14,470
4.95%, 7/1/38	195,000	186,757
5.95%, 7/1/44	150,000	145,866
MN Hsg. Fin. Agy., 2.31%, 1/1/27	135,000	126,650
Public Fin. Auth., 4.23%, 7/1/32	105,000	99,682
State of Connecticut G.O., 5.09%, 10/1/30	100,000	98,975
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	108,779
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	188,067
VA Hsg. Dev. Auth., 2.21%, 11/1/30	250,000	214,710
VT Hsg. Fin. Agy., 6.25%, 11/1/54	200,000	205,288
WA State Hsg. Fin. Comm., 3.50%, 7/1/24 [4]	20,000	20,000
Wichita Falls, 1.65%, 9/1/28	145,000	128,026
WV Hsg. Dev. Fund Rev., 5.45%, 5/1/34	250,000	251,148

		3,980,111

Name of Issuer	Principal Amount ($)	Fair Value ($)

U.S. Treasury / Federal Agency Securities - 6.1%

U.S. Treasury - 6.1%

U.S. Treasury Bonds:
3.63%, 2/15/53	275,000	235,437
4.25%, 2/15/54	200,000	191,625
4.63%, 5/15/54	225,000	229,500
4.75%, 11/15/53	1,200,000	1,248,187

U.S. Treasury Notes:
4.00%, 1/31/29	1,325,000	1,305,384
4.25%, 3/31/29	300,000	297,117
4.38%, 5/15/34	225,000	225,563
4.50%, 11/15/33	200,000	202,281

		3,935,094

Total Bonds (cost $18,861,870)		18,068,897

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 4.8%
Angel Oak Financial Strategies Income Trust	8,400	103,908
BlackRock California Municipal Income Trust	1,700	20,349
BlackRock Credit Allocation Income Trust	11,350	121,559
BlackRock Enhanced Government Fund	4,174	38,985
BlackRock Municipal Income Fund, Inc.	12,800	157,952
BlackRock MuniHoldings NY Quality Fund	600	6,456
BlackRock MuniYield NY Quality Fund, Inc.	2,600	27,222
BlackRock New York Municipal Income Trust	500	5,355
BlackRock Taxable Municipal Bond Trust	10,671	174,471
BNY Mellon Municipal Income, Inc.	1,900	13,661
DWS Municipal Income Trust	12,900	122,163
Eaton Vance California Municipal Bond Fund	2,000	19,020
Eaton Vance Municipal Bond Fund	13,400	141,772
Eaton Vance New York Municipal Bond Fund	1,100	10,846
First Trust Mortgage Income Fund	3,800	45,334
Invesco Municipal Opportunity Trust	21,395	215,662
Invesco Municipal Trust	5,900	58,764
Invesco PA Value Municipal Income Trust	4,900	53,214
Invesco Trust for Investment Grade Municipals	8,700	89,349
Invesco Trust for Investment Grade NY Munis	5,500	61,820
MFS Intermediate Income Trust	62,200	165,452
Nuveen AMT-Free Muni Credit Income Fund	5,134	63,970
Nuveen AMT-Free Quality Muni Income Fund	19,500	223,470
Nuveen Multi-Market Income Fund	17,353	103,597
Nuveen NJ Quality Muni Income Fund	8,800	107,448
Nuveen NY AMT-Free Quality Muni Fund	8,800	97,592
Nuveen PA Quality Muni Income Fund	8,600	104,920
Nuveen Quality Municipal Income Fund	14,400	169,056
Nuveen Taxable Municipal Income Fund	7,067	109,609
Putnam Master Intermediate Income Trust	61,000	196,725
Putnam Premier Income Trust	45,692	163,577
TCW Strategic Income Fund, Inc.	18,000	85,320
Western Asset Intermediate Muni Fund, Inc.	1,800	14,148

Total Investment Companies (cost: $3,143,882)		3,092,746

See accompanying notes to financial statements.

4	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 2.7%

Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $1,765,021)	1,765,021	1,765,021

Total Investments in Securities - 99.7% (cost $41,253,429)		64,149,759

Other Assets and Liabilities, net - 0.3%		185,532

Net Assets - 100.0%		$64,335,291

*	Non-income producing security.
[1]

Variable rate security. Rate disclosed is as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2024 was $3,741,965 and represented 5.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	41,223,095	—	—	41,223,095
Asset-Backed Securities	—	102,628	—	102,628
Collateralized Mortgage Obligations	—	3,903,212	—	3,903,212
Corporate Bonds	—	3,586,865	—	3,586,865
Federal Home Loan Mortgage Corporation	—	135,446	—	135,446
Federal National Mortgage Association	—	1,505,130	—	1,505,130
Government National Mortgage Association	—	920,411	—	920,411
Taxable Municipal Securities	—	3,980,111	—	3,980,111
U.S. Treasury / Federal Agency Securities	—	3,935,094	—	3,935,094
Investment Companies	3,092,746	—	—	3,092,746
Short-Term Securities	1,765,021	—	—	1,765,021

Total:	46,080,862	18,068,897	—	64,149,759

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2024	5

SCHEDULE OF INVESTMENTS

June 30, 2024

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.3%

Commercial Services - 2.0%
Booz Allen Hamilton Holding Corp.	13,825	2,127,668
S&P Global, Inc.	6,125	2,731,750

		4,859,418

Communications - 1.2%
Verizon Communications, Inc.	72,950	3,008,458

Consumer Non-Durables - 4.1%
Mondelez International, Inc.	18,575	1,215,548
NIKE, Inc.	19,025	1,433,914
PepsiCo, Inc.	21,425	3,533,626
Procter & Gamble Co.	23,050	3,801,406

		9,984,494

Consumer Services - 2.3%
McDonald’s Corp.	10,500	2,675,820
Visa, Inc.	11,085	2,909,480

		5,585,300

Electronic Technology - 19.8%
Apple, Inc.	63,425	13,358,573
Applied Materials, Inc.	16,875	3,982,331
Broadcom, Inc.	5,662	9,090,511
Cisco Systems, Inc.	36,500	1,734,115
Dell Technologies, Inc.	13,550	1,868,681
Garmin, Ltd.	15,925	2,594,501
International Business Machines Corp.	15,125	2,615,869
Micron Technology, Inc.	9,950	1,308,723
NVIDIA Corp.	65,300	8,067,162
TE Connectivity, Ltd.	23,125	3,478,694

		48,099,160

Energy Minerals - 4.1%
ConocoPhillips	32,975	3,771,680
Exxon Mobil Corp.	53,200	6,124,384

		9,896,064

Finance - 13.1%
Air Lease Corp.	31,650	1,504,325
American International Group, Inc.	40,625	3,016,000
Axis Capital Holdings, Ltd.	23,580	1,665,927
Bank of New York Mellon Corp.	45,525	2,726,492
Carlyle Group, Inc.	42,100	1,690,315
Citigroup, Inc.	45,225	2,869,979
Everest Group, Ltd.	4,985	1,899,385
Goldman Sachs Group, Inc.	4,795	2,168,874
Intercontinental Exchange, Inc.	19,135	2,619,390
Invitation Homes, Inc.	35,300	1,266,917
JPMorgan Chase & Co.	20,720	4,190,827
Realty Income Corp.	54,900	2,899,818
Reinsurance Group of America, Inc.	16,150	3,315,110

		31,833,359

Health Services - 4.2%
Cardinal Health, Inc.	20,550	2,020,476
Quest Diagnostics, Inc.	20,625	2,823,150
UnitedHealth Group, Inc.	10,740	5,469,452

		10,313,078

Name of Issuer	Quantity	Fair Value ($)

Health Technology - 10.6%
Abbott Laboratories	27,050	2,810,766
AbbVie, Inc.	20,300	3,481,856
Agilent Technologies, Inc.	14,575	1,889,357
AstraZeneca, PLC, ADR	45,275	3,530,997
Eli Lilly & Co.	2,240	2,028,051
Johnson & Johnson	16,675	2,437,218
Medtronic, PLC	22,890	1,801,672
Merck & Co., Inc.	23,775	2,943,345
Novo Nordisk A/S, ADR	14,075	2,009,066
Zimmer Biomet Holdings, Inc.	26,150	2,838,059

		25,770,387

Industrial Services - 2.1%
Waste Management, Inc.	11,575	2,469,410
Williams Cos., Inc.	64,365	2,735,513

		5,204,923

Process Industries - 1.0%
PPG Industries, Inc.	18,550	2,335,260

Producer Manufacturing - 7.0%
Eaton Corp., PLC	8,775	2,751,401
Emerson Electric Co.	26,900	2,963,304
General Dynamics Corp.	11,330	3,287,286
Honeywell International, Inc.	11,905	2,542,194
L3Harris Technologies, Inc.	9,655	2,168,320
Parker-Hannifin Corp.	3,635	1,838,620
Siemens AG, ADR	16,425	1,531,631

		17,082,756

Retail Trade - 5.0%
Amazon.com, Inc. *	18,100	3,497,825
eBay, Inc.	28,100	1,509,532
Home Depot, Inc.	9,070	3,122,257
Target Corp.	7,350	1,088,094
TJX Cos., Inc.	27,000	2,972,700

		12,190,408

Technology Services - 15.4%
Accenture, PLC	10,450	3,170,635
Adobe, Inc. *	4,350	2,416,599
Alphabet, Inc. - Class A	23,075	4,203,111
Intuit, Inc.	4,035	2,651,842
Meta Platforms, Inc.	6,300	3,176,586
Microsoft Corp.	42,180	18,852,351
Oracle Corp.	21,700	3,064,040

		37,535,164

Transportation - 3.0%
FedEx Corp.	9,385	2,813,998
TFI International, Inc.	9,500	1,379,020
Union Pacific Corp.	13,400	3,031,884

		7,224,902

Utilities - 4.4%
DTE Energy Co.	22,825	2,533,803
NextEra Energy, Inc.	30,750	2,177,407
NiSource, Inc.	108,650	3,130,207

See accompanying notes to financial statements.

6	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

PPL Corp.	108,800	3,008,320

		10,849,737

Total Common Stocks (cost: $172,950,228)		241,772,868

Short-Term Securities - 0.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $1,623,333)	1,623,333	1,623,333

Total Investments in Securities - 100.0% (cost $174,573,561)		243,396,201

Other Assets and Liabilities, net - (0.0)%		(119,073)

Net Assets - 100.0%		$243,277,128

*	Non-income producing security.

ADR	— American Depositary Receipt

PLC	— Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	241,772,868	—	—	241,772,868
Short-Term Securities	1,623,333	—	—	1,623,333
Total:	243,396,201	—	—	243,396,201

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2024	7

SCHEDULE OF INVESTMENTS

June 30, 2024

Sit Global Dividend Growth Fund

Investments are grouped by geographic region

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.4%

Asia - 4.3%

Australia - 2.2%
Atlassian Corp. *	3,445	609,352
Macquarie Group, Ltd.	3,810	520,250

		1,129,602

Japan - 1.1%
Recruit Holdings Co., Ltd.	10,600	567,060

Singapore - 1.0%
Singapore Technologies Engineering, Ltd.	155,000	494,948

Europe - 31.5%

Denmark - 0.5%
Novo Nordisk A/S, ADR	1,925	274,774

France - 0.8%
Safran SA, ADR	7,520	400,440

Germany - 5.3%
Allianz SE, ADR	34,190	947,747
Infineon Technologies AG	6,275	230,537
Muenchener Rueckversicherungs AG	1,470	735,196
Siemens AG	4,250	790,693

		2,704,173

Ireland - 4.6%
Accenture, PLC	3,285	996,702
Linde, PLC	1,445	634,081
Trane Technologies, PLC	2,125	698,976

		2,329,759

Spain - 1.5%
Iberdrola SA	59,010	765,629

Switzerland - 5.7%
Chubb, Ltd.	2,590	660,657
Logitech International SA	2,650	256,732
Lonza Group AG	930	507,621
Nestle SA	5,935	605,886
Partners Group Holding AG	705	905,526

		2,936,422

United Kingdom - 13.1%
AstraZeneca, PLC, ADR	15,040	1,172,970
BAE Systems, PLC	63,905	1,066,326
Compass Group, PLC	14,170	386,906
Diageo, PLC, ADR	4,125	520,080
London Stock Exchange Group, PLC	6,715	797,913
Man Group, PLC	216,290	662,204
RELX, PLC	14,120	649,633
Shell, PLC, ADR	20,055	1,447,570

		6,703,602

North America - 62.6%

United States - 62.6%
Abbott Laboratories	7,230	751,269
AbbVie, Inc.	750	128,640
Alphabet, Inc. - Class A	8,790	1,601,099
Apple, Inc.	18,220	3,837,496

Name of Issuer	Quantity	Fair Value ($)

Applied Materials, Inc.	7,985	1,884,380
Arthur J Gallagher & Co.	3,685	955,557
Broadcom, Inc.	1,785	2,865,871
Cheniere Energy, Inc.	2,830	494,769
ConocoPhillips	4,025	460,380
Constellation Brands, Inc.	2,690	692,083
FedEx Corp.	1,900	569,696
Goldman Sachs Group, Inc.	1,370	619,678
Home Depot, Inc.	2,490	857,158
Honeywell International, Inc.	3,130	668,380
Johnson & Johnson	5,865	857,228
JPMorgan Chase & Co.	7,180	1,452,227
Lockheed Martin Corp.	1,525	712,327
McDonald’s Corp.	1,820	463,809
Microsoft Corp.	10,475	4,681,801
Mondelez International, Inc.	6,940	454,154
NVIDIA Corp.	11,500	1,420,710
Otis Worldwide Corp.	3,785	364,344
PepsiCo, Inc.	4,765	785,891
Salesforce, Inc.	705	181,256
Sherwin-Williams Co.	1,835	547,619
Thermo Fisher Scientific, Inc.	1,145	633,185
Union Pacific Corp.	3,960	895,990
UnitedHealth Group, Inc.	1,930	982,872
Waste Management, Inc.	2,880	614,419
WEC Energy Group, Inc.	3,010	236,165
Williams Cos., Inc.	8,500	361,250

		32,031,703

Total Common Stocks (cost: $22,385,080)		50,338,112

Short-Term Securities - 1.4%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $698,629)	698,629	698,629

Total Investments in Securities - 99.8% (cost $23,083,709)		51,036,741

Other Assets and Liabilities, net - 0.2%		77,794

Net Assets - 100.0%		$51,114,535

*	Non-income producing security.

ADR	— American Depositary Receipt

PLC	— Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

8	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	1,129,602	—	—	1,129,602
Denmark	274,774	—	—	274,774
France	400,440	—	—	400,440
Germany	2,704,173	—	—	2,704,173
Ireland	2,329,759	—	—	2,329,759
Japan	567,060	—	—	567,060
Singapore	494,948	—	—	494,948
Spain	765,629	—	—	765,629
Switzerland	2,936,422	—	—	2,936,422
United Kingdom	6,703,602	—	—	6,703,602
United States	32,031,703	—	—	32,031,703
Short-Term Securities	698,629	—	—	698,629
Total:	51,036,741	—	—	51,036,741

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2024	9

SCHEDULE OF INVESTMENTS

June 30, 2024

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.5%

Consumer Durables - 0.5%
Sony Group Corp., ADR	13,200	1,121,340

Consumer Non-Durables - 2.4%
Constellation Brands, Inc.	7,425	1,910,304
Mondelez International, Inc.	12,850	840,904
NIKE, Inc.	9,050	682,099
PepsiCo, Inc.	10,000	1,649,300

		5,082,607

Consumer Services - 2.5%
McDonald’s Corp.	6,650	1,694,686
Visa, Inc.	13,650	3,582,715

		5,277,401

Electronic Technology - 29.1%
Apple, Inc.	107,900	22,725,898
Applied Materials, Inc.	22,175	5,233,078
Arista Networks, Inc. *	3,750	1,314,300
Broadcom, Inc.	5,250	8,429,033
NVIDIA Corp.	173,100	21,384,774
Palo Alto Networks, Inc. *	9,225	3,127,367

		62,214,450

Energy Minerals - 1.5%
Chevron Corp.	2,100	328,482
ConocoPhillips	24,600	2,813,748

		3,142,230

Finance - 2.1%
Chubb, Ltd.	5,050	1,288,154
Goldman Sachs Group, Inc.	5,150	2,329,448
JPMorgan Chase & Co.	4,900	991,074

		4,608,676

Health Services - 2.9%
Centene Corp. *	16,425	1,088,978
UnitedHealth Group, Inc.	10,125	5,156,257

		6,245,235

Health Technology - 6.4%
Abbott Laboratories	15,500	1,610,605
AbbVie, Inc.	2,975	510,272
Dexcom, Inc. *	22,000	2,494,360
Eli Lilly & Co.	2,400	2,172,912
Intuitive Surgical, Inc. *	3,800	1,690,430
Johnson & Johnson	6,150	898,884
Novo Nordisk A/S, ADR	7,600	1,084,824
Thermo Fisher Scientific, Inc.	5,250	2,903,250
Zimmer Biomet Holdings, Inc.	3,075	333,730

		13,699,267

Industrial Services - 1.1%
Cheniere Energy, Inc.	13,675	2,390,800

Non-Energy Minerals - 0.5%
Trex Co., Inc. *	13,800	1,022,856

Process Industries - 1.3%
Linde, PLC	2,650	1,162,846

Name of Issuer	Quantity	Fair Value ($)

Sherwin-Williams Co.	5,225	1,559,297

		2,722,143

Producer Manufacturing - 5.0%
BAE Systems, PLC, ADR	15,500	1,036,175
Eaton Corp., PLC	3,300	1,034,715
Emerson Electric Co.	9,800	1,079,568
General Dynamics Corp.	3,550	1,029,997
Honeywell International, Inc.	8,425	1,799,075
Northrop Grumman Corp.	1,875	817,406
Parker-Hannifin Corp.	3,950	1,997,949
Siemens AG, ADR	21,675	2,021,194

		10,816,079

Retail Trade - 9.8%
Amazon.com, Inc. *	63,000	12,174,750
Home Depot, Inc.	8,425	2,900,222
Lululemon Athletica, Inc. *	4,425	1,321,747
Netflix, Inc. *	2,300	1,552,224
TJX Cos., Inc.	18,075	1,990,058
Ulta Beauty, Inc. *	2,800	1,080,436

		21,019,437

Technology Services - 30.0%
Accenture, PLC	10,200	3,094,782
Adobe, Inc. *	6,250	3,472,125
Alphabet, Inc. - Class A	12,500	2,276,875
Alphabet, Inc. - Class C	73,500	13,481,370
Atlassian Corp. *	7,675	1,357,554
Autodesk, Inc. *	6,300	1,558,935
Intuit, Inc.	5,200	3,417,492
Meta Platforms, Inc.	9,725	4,903,539
Microsoft Corp.	55,000	24,582,250
Paycom Software, Inc.	2,500	357,600
salesforce.com, Inc.	15,225	3,914,348
ServiceNow, Inc. *	2,275	1,789,674

		64,206,544

Transportation - 2.0%
FedEx Corp.	7,575	2,271,288
Union Pacific Corp.	9,200	2,081,592

		4,352,880

Utilities - 0.4%
NextEra Energy, Inc.	13,100	927,611

Total Common Stocks (cost: $65,630,670)		208,849,556

Short-Term Securities - 2.5%

Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $5,360,832)	5,360,832	5,360,832

Total Investments in Securities - 100.0% (cost $70,991,502)		214,210,388

Other Assets and Liabilities, net - (0.0)%		(97,971)

Net Assets - 100.0%		$214,112,417

*	Non-income producing security.

See accompanying notes to financial statements.

10	FINANCIAL STATEMENTS AND OTHER INFORMATION

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	208,849,556	—	—	208,849,556
Short-Term Securities	5,360,832	—	—	5,360,832
Total:	214,210,388	—	—	214,210,388

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2024	11

SCHEDULE OF INVESTMENTS

June 30, 2024

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.9%

Asia - 5.7%

Japan - 4.6%
Keyence Corp.	200	87,700
Recruit Holdings Co., Ltd.	3,100	165,838
Sony Group Corp., ADR	2,175	184,766
Terumo Corp.	5,200	85,746

		524,050

Singapore - 1.1%
Singapore Technologies Engineering, Ltd.	37,400	119,426

Europe - 32.8%

Denmark - 1.0%
Novo Nordisk A/S, ADR	800	114,192

France - 1.5%
Forvia SE	2,358	27,917
Safran SA, ADR	2,750	146,438

		174,355

Germany - 5.8%
Allianz SE, ADR	8,800	243,936
Deutsche Post AG	1,550	62,730
Infineon Technologies AG	1,225	45,005
Muenchener Rueckversicherungs AG	275	137,537
Siemens AG, ADR	1,775	165,519

		654,727

Ireland - 5.9%
Accenture, PLC	750	227,557
CRH, PLC	1,200	89,976
Medtronic, PLC	725	57,065
Trane Technologies, PLC	875	287,814

		662,412

Netherlands - 0.6%
ASML Holding NV	65	66,477

Spain - 1.9%
Iberdrola SA, ADR	4,050	211,896

Switzerland - 3.0%
Chubb, Ltd.	250	63,770
Logitech International SA	590	57,159
Lonza Group AG	185	100,979
Nestle SA, ADR	1,200	122,940

		344,848

United Kingdom - 13.1%
AstraZeneca, PLC, ADR	3,625	282,714
BAE Systems, PLC, ADR	3,200	213,920
Coca-Cola Europacific Partners, PLC	2,100	153,027
Compass Group, PLC	3,600	98,296
Diageo, PLC, ADR	785	98,973
Entain, PLC	10,225	81,430
Man Group, PLC	55,725	170,610
RELX, PLC, ADR	4,700	215,636
Rentokil Initial, PLC, ADR	2,375	70,419
Smith & Nephew, PLC	8,050	99,786

		1,484,811

Name of Issuer	Quantity	Fair Value ($)

North America - 58.4%

United States - 58.4%
AbbVie, Inc.	160	27,443
Adobe, Inc. *	450	249,993
AES Corp.	3,025	53,149
Alphabet, Inc. - Class A	2,500	455,375
Apple, Inc.	3,600	758,232
Broadcom, Inc.	125	200,691
Cheniere Energy, Inc.	775	135,493
Dexcom, Inc. *	1,080	122,450
Ecolab, Inc.	325	77,350
FedEx Corp.	375	112,440
Gilead Sciences, Inc.	1,190	81,646
Goldman Sachs Group, Inc.	600	271,392
Home Depot, Inc.	745	256,459
Johnson & Johnson	1,175	171,738
JPMorgan Chase & Co.	1,075	217,430
Lockheed Martin Corp.	275	128,453
Microsoft Corp.	2,000	893,900
NIKE, Inc.	850	64,065
NVIDIA Corp.	10,000	1,235,400
PepsiCo, Inc.	875	144,314
salesforce.com, Inc.	850	218,535
Starbucks Corp.	1,000	77,850
T Rowe Price Group, Inc.	475	54,772
TJX Cos., Inc.	1,380	151,938
UnitedHealth Group, Inc.	500	254,630
Visa, Inc.	475	124,673
Williams Cos., Inc.	1,800	76,500

		6,616,311

Total Common Stocks (cost: $5,540,410)		10,973,505

Short-Term Securities - 3.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $341,750)	341,750	341,750

Total Investments in Securities - 99.9% (cost $5,882,160)		11,315,255

Other Assets and Liabilities, net - 0.1%		9,713

Net Assets - 100.0%		$11,324,968

* Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

12	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Prices ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks
Denmark	114,192	—	—	114,192
France	174,355	—	—	174,355
Germany	654,727	—	—	654,727
Ireland	662,412	—	—	662,412
Japan	524,050	—	—	524,050
Netherlands	66,477	—	—	66,477
Singapore	119,426	—	—	119,426
Spain	211,896	—	—	211,896
Switzerland	344,848	—	—	344,848
United Kingdom	1,484,811	—	—	1,484,811
United States	6,616,311	—	—	6,616,311
Short-Term Securities	341,750	—	—	341,750
Total:	11,315,255	—	—	11,315,255

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2024	13

SCHEDULE OF INVESTMENTS

June 30, 2024

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.9%

Commercial Services - 3.5%
ASGN, Inc. *	13,525	1,192,499
Booz Allen Hamilton Holding Corp.	27,550	4,239,945
Copart, Inc. *	32,000	1,733,120

		7,165,564

Communications - 0.6%
Iridium Communications, Inc.	47,300	1,259,126

Consumer Durables - 0.9%
Take-Two Interactive Software, Inc. *	4,892	760,657
YETI Holdings, Inc. *	28,100	1,072,015

		1,832,672

Consumer Non-Durables - 1.5%
Coca-Cola Europacific Partners, PLC	40,700	2,965,809

Consumer Services - 2.2%
Nexstar Media Group, Inc.	18,250	3,029,683
Vail Resorts, Inc.	7,700	1,387,001

		4,416,684

Electronic Technology - 18.8%
Applied Materials, Inc.	24,350	5,746,356
Arista Networks, Inc. *	35,075	12,293,086
Broadcom, Inc.	8,085	12,980,710
Ciena Corp. *	16,525	796,175
MKS Instruments, Inc.	15,100	1,971,758
Monolithic Power Systems, Inc.	5,400	4,437,072

		38,225,157

Energy Minerals - 3.7%
Chord Energy Corp.	18,850	3,160,768
Northern Oil & Gas, Inc.	73,100	2,717,127
Texas Pacific Land Corp.	2,295	1,685,150

		7,563,045

Finance - 8.8%
Air Lease Corp.	32,900	1,563,737
Ameriprise Financial, Inc.	10,000	4,271,900
Arthur J Gallagher & Co.	11,600	3,007,996
Carlyle Group, Inc.	85,700	3,440,855
Intercontinental Exchange, Inc.	25,300	3,463,317
Reinsurance Group of America, Inc.	10,300	2,114,281

		17,862,086

Health Services - 4.0%
Encompass Health Corp.	41,200	3,534,548
Molina Healthcare, Inc. *	6,250	1,858,125
Tenet Healthcare Corp. *	20,225	2,690,532

		8,083,205

Health Technology - 12.8%
Align Technology, Inc. *	6,025	1,454,616
Ascendis Pharma A/S, ADR *	7,375	1,005,803
BioMarin Pharmaceutical, Inc. *	23,500	1,934,755
Bio-Techne Corp.	32,900	2,357,285
Dexcom, Inc. *	48,040	5,446,775
Exact Sciences Corp. *	40,850	1,725,912
Glaukos Corp. *	4,525	535,534
Inspire Medical Systems, Inc. *	4,075	545,357

Name of Issuer	Quantity	Fair Value ($)

Insulet Corp. *	18,000	3,632,400
Natera, Inc. *	9,500	1,028,755
Sarepta Therapeutics, Inc. *	19,225	3,037,550
Thermo Fisher Scientific, Inc.	6,100	3,373,300

		26,078,042

Industrial Services - 5.5%
Cheniere Energy, Inc.	20,000	3,496,600
Jacobs Solutions, Inc.	24,700	3,450,837
Waste Connections, Inc.	23,400	4,103,424

		11,050,861

Non-Energy Minerals - 1.4%
Trex Co., Inc. *	38,625	2,862,885

Producer Manufacturing - 8.9%
AGCO Corp.	12,700	1,243,076
AMETEK, Inc.	14,675	2,446,469
Axon Enterprise, Inc. *	6,800	2,000,832
Carlisle Cos., Inc.	10,075	4,082,491
Donaldson Co., Inc.	22,950	1,642,302
Dover Corp.	21,875	3,947,344
Hubbell, Inc.	7,500	2,741,100

		18,103,614

Retail Trade - 5.3%
Lululemon Athletica, Inc. *	4,700	1,403,890
TJX Cos., Inc.	55,175	6,074,767
Ulta Beauty, Inc. *	8,600	3,318,482

		10,797,139

Technology Services - 18.4%
Altair Engineering, Inc. *	24,800	2,432,384
ANSYS, Inc. *	10,750	3,456,125
Aspen Technology, Inc. *	8,358	1,660,150
Atlassian Corp. *	16,950	2,998,116
Autodesk, Inc. *	14,800	3,662,260
Booking Holdings, Inc.	450	1,782,675
Crowdstrike Holdings, Inc. *	6,500	2,490,735
Dynatrace, Inc. *	65,375	2,924,878
Euronet Worldwide, Inc. *	16,075	1,663,762
Globant SA *	13,000	2,317,380
HubSpot, Inc. *	6,825	4,025,317
Paycom Software, Inc.	7,600	1,087,104
PTC, Inc. *	32,550	5,913,358
Spotify Technology SA *	3,250	1,019,817

		37,434,061

Transportation - 1.1%
Alaska Air Group, Inc. *	17,300	698,920
Knight-Swift Transportation Holdings, Inc.	28,500	1,422,720

		2,121,640

Utilities - 0.5%
WEC Energy Group, Inc.	12,800	1,004,288

Total Common Stocks (cost: $88,684,822)		198,825,878

See accompanying notes to financial statements.

14	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 2.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $4,486,737)	4,486,737	4,486,737

Total Investments in Securities - 100.1% (cost $93,171,559)		203,312,615

Other Assets and Liabilities, net - (0.1)%		(128,406)

Net Assets - 100.0%		$203,184,209

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Prices ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks**	198,825,878	—	—	198,825,878
Short-Term Securities	4,486,737	—	—	4,486,737
Total:	203,312,615	—	—	203,312,615

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2024	15

SCHEDULE OF INVESTMENTS

June 30, 2024

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 94.7%

Commercial Services - 4.3%
Booz Allen Hamilton Holding Corp.	2,700	415,530
Brink’s Co.	1,825	186,880
Colliers International Group, Inc.	3,600	401,940
FTI Consulting, Inc. *	1,000	215,530

		1,219,880

Communications - 0.7%
Iridium Communications, Inc.	7,050	187,671

Consumer Durables - 1.4%
Century Communities, Inc.	2,175	177,611
National Presto Industries, Inc.	750	56,347
YETI Holdings, Inc. *	4,075	155,461

		389,419

Consumer Non-Durables - 1.5%
Crocs, Inc. *	1,700	248,098
Sensient Technologies Corp.	2,450	181,766

		429,864

Consumer Services - 2.2%
Nexstar Media Group, Inc.	2,650	439,927
Vail Resorts, Inc.	1,100	198,143

		638,070

Electronic Technology - 6.5%
Coherent Corp. *	2,450	177,527
Entegris, Inc.	991	134,181
MKS Instruments, Inc.	3,275	427,650
Monolithic Power Systems, Inc.	1,050	862,764
Power Integrations, Inc.	3,400	238,646

		1,840,768

Energy Minerals - 4.3%
Chord Energy Corp.	3,860	647,245
Northern Oil & Gas, Inc.	15,600	579,852

		1,227,097

Finance - 23.6%
Air Lease Corp.	8,175	388,558
Artisan Partners Asset Management, Inc.	5,350	220,795
Axis Capital Holdings, Ltd.	6,750	476,888
Broadstone Net Lease, Inc.	18,800	298,356
Cadence Bank	9,450	267,246
CareTrust REIT, Inc.	3,000	75,300
Carlyle Group, Inc.	8,075	324,211
CNO Financial Group, Inc.	14,000	388,080
CubeSmart	5,250	237,142
Essential Properties Realty Trust, Inc.	10,050	278,485
Evercore, Inc.	1,900	396,017
H&E Equipment Services, Inc.	8,100	357,777
Hannon Armstrong Sust. Inf. Cap., Inc.	4,825	142,820
Hanover Insurance Group, Inc.	2,900	363,776
Hercules Capital, Inc.	7,725	157,976
Horace Mann Educators Corp.	10,200	332,724
Mercury General Corp.	7,200	382,608
Old National Bancorp	20,675	355,403
Piper Sandler Cos.	1,450	333,747
PotlatchDeltic Corp.	2,810	110,686
Provident Financial Services, Inc.	16,100	231,035

Name of Issuer	Quantity	Fair Value ($)

Stifel Financial Corp.	5,300	445,995
Western Alliance Bancorp	2,100	131,922

		6,697,547

Health Services - 5.3%
Addus HomeCare Corp. *	4,525	525,398
Encompass Health Corp.	5,025	431,095
Patterson Cos., Inc.	7,325	176,679
Tenet Healthcare Corp. *	2,875	382,461

		1,515,633

Health Technology - 6.3%
AtriCure, Inc. *	12,500	284,625
Bio-Techne Corp.	2,650	189,872
Glaukos Corp. *	625	73,969
Intellia Therapeutics, Inc. *	8,675	194,147
Lantheus Holdings, Inc. *	4,700	377,363
STERIS, PLC	975	214,051
Supernus Pharmaceuticals, Inc. *	5,600	149,800
Vericel Corp. *	6,750	309,690

		1,793,517

Industrial Services - 8.9%
DT Midstream, Inc.	3,850	273,466
EMCOR Group, Inc.	1,850	675,398
KBR, Inc.	10,775	691,108
Kodiak Gas Services, Inc.	8,675	236,481
MYR Group, Inc. *	1,400	189,994
TechnipFMC, PLC	17,750	464,162

		2,530,609

Non-Energy Minerals - 3.5%
AZEK Co., Inc. *	5,700	240,141
Commercial Metals Co.	3,950	217,210
Eagle Materials, Inc.	2,075	451,230
MP Materials Corp. *	6,600	84,018

		992,599

Process Industries - 4.9%
Avient Corp.	2,125	92,756
Cabot Corp.	2,450	225,131
Huntsman Corp.	4,650	105,880
Olin Corp.	7,625	359,519
Silgan Holdings, Inc.	8,000	338,640
Stepan Co.	3,325	279,167

		1,401,093

Producer Manufacturing - 11.4%
AeroVironment, Inc. *	2,550	464,508
AGCO Corp.	1,350	132,138
AZZ, Inc.	3,650	281,962
Belden, Inc.	3,175	297,815
Carlisle Cos., Inc.	775	314,038
Crane Co.	3,275	474,810
Crane NXT Co.	3,275	201,150
Donaldson Co., Inc.	2,675	191,423
EnPro, Inc.	1,575	229,273
Hubbell, Inc.	850	310,658
Lincoln Electric Holdings, Inc.	1,075	202,788
Regal Rexnord Corp.	1,042	140,899

		3,241,462

See accompanying notes to financial statements.

16	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Retail Trade - 2.4%
Boot Barn Holdings, Inc. *	2,225	286,869
Casey’s General Stores, Inc.	1,025	391,099

		677,968

Technology Services - 3.3%
Altair Engineering, Inc. *	3,675	360,444
Globant SA *	2,625	467,933
nCino, Inc. *	3,100	97,495

		925,872

Transportation - 3.0%
Knight-Swift Transportation Holdings, Inc.	3,700	184,704
Marten Transport, Ltd.	8,450	155,902
TFI International, Inc.	3,475	504,431

		845,037

Utilities - 1.2%
Chesapeake Utilities Corp.	3,075	326,565

Total Common Stocks (cost: $18,434,398)		26,880,671

Short-Term Securities - 5.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $1,474,408)	1,474,408	1,474,408

Total Investments in Securities - 99.9% (cost $19,908,806)		28,355,079

Other Assets and Liabilities, net - 0.1%		24,532

Net Assets - 100.0%		$28,379,611

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	26,880,671	—	—	26,880,671
Short-Term Securities	1,474,408	—	—	1,474,408
Total:	28,355,079	—	—	28,355,079

** For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2024	17

SCHEDULE OF INVESTMENTS

June 30, 2024

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.9%

Commercial Services - 4.9%
ASGN, Inc. *	17,500	1,542,975
Booz Allen Hamilton Holding Corp.	13,150	2,023,785
Colliers International Group, Inc.	11,050	1,233,732
FTI Consulting, Inc. *	3,075	662,755

		5,463,247

Consumer Durables - 1.8%
Century Communities, Inc.	8,850	722,691
Take-Two Interactive Software, Inc. *	4,075	633,622
YETI Holdings, Inc. *	15,850	604,677

		1,960,990

Consumer Non-Durables - 0.9%
Crocs, Inc. *	6,575	959,556

Consumer Services - 1.8%
Nexstar Media Group, Inc.	8,475	1,406,935
Vail Resorts, Inc.	3,550	639,461

		2,046,396

Electronic Technology - 11.6%
Arista Networks, Inc. *	12,225	4,284,618
Ciena Corp. *	14,150	681,747
Coherent Corp. *	20,075	1,454,634
Entegris, Inc.	5,249	710,715
MKS Instruments, Inc.	13,400	1,749,772
Monolithic Power Systems, Inc.	5,025	4,128,942

		13,010,428

Energy Minerals - 4.4%
Chord Energy Corp.	15,100	2,531,968
Northern Oil & Gas, Inc.	65,575	2,437,423

		4,969,391

Finance - 6.7%
Air Lease Corp.	33,325	1,583,937
Artisan Partners Asset Management, Inc.	25,750	1,062,703
Axis Capital Holdings, Ltd.	26,600	1,879,290
H&E Equipment Services, Inc.	23,750	1,049,038
Hanover Insurance Group, Inc.	5,425	680,512
Mercury General Corp.	5,400	286,956
Stifel Financial Corp.	11,800	992,970

		7,535,406

Health Services - 4.8%
Addus HomeCare Corp. *	18,550	2,153,841
Encompass Health Corp.	19,675	1,687,918
Tenet Healthcare Corp. *	11,275	1,499,913

		5,341,672

Name of Issuer	Quantity	Fair Value ($)

Health Technology - 12.1%
Align Technology, Inc. *	2,150	519,074
Ascendis Pharma A/S, ADR *	4,175	569,387
AtriCure, Inc. *	48,800	1,111,176
Bio-Techne Corp.	14,800	1,060,420
Establishment Labs Holdings, Inc. *	8,750	397,600
Exact Sciences Corp. *	12,425	524,956
Glaukos Corp. *	2,500	295,875
Inspire Medical Systems, Inc. *	2,275	304,463
Insulet Corp. *	3,525	711,345
Intellia Therapeutics, Inc. *	34,100	763,158
Iovance Biotherapeutics, Inc. *	44,125	353,883
Lantheus Holdings, Inc. *	28,075	2,254,142
Sarepta Therapeutics, Inc. *	9,450	1,493,100
STERIS, PLC	6,675	1,465,429
Supernus Pharmaceuticals, Inc. *	22,125	591,844
Vericel Corp. *	26,450	1,213,526

		13,629,378

Industrial Services - 9.4%
EMCOR Group, Inc.	7,950	2,902,386
KBR, Inc.	38,450	2,466,183
MYR Group, Inc. *	5,750	780,332
TechnipFMC, PLC	73,550	1,923,333
Waste Connections, Inc.	14,025	2,459,424

		10,531,658

Non-Energy Minerals - 4.7%
AZEK Co., Inc. *	24,200	1,019,546
Eagle Materials, Inc.	10,300	2,239,838
MP Materials Corp. *	33,350	424,546
Trex Co., Inc. *	20,825	1,543,549

		5,227,479

Process Industries - 2.8%
Avient Corp.	13,200	576,180
Cabot Corp.	7,700	707,553
Olin Corp.	40,475	1,908,396

		3,192,129

Producer Manufacturing - 11.8%
AeroVironment, Inc. *	7,925	1,443,618
AZZ, Inc.	18,450	1,425,262
Belden, Inc.	13,600	1,275,680
Carlisle Cos., Inc.	2,200	891,462
Crane Co.	13,700	1,986,226
Crane NXT Co.	19,075	1,171,587
Donaldson Co., Inc.	13,575	971,427
Hubbell, Inc.	4,375	1,598,975
Lincoln Electric Holdings, Inc.	5,400	1,018,656

See accompanying notes to financial statements.

18	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Regal Rexnord Corp.	6,755	913,411
Zurn Water Solutions Corp.	19,325	568,155

		13,264,459

Retail Trade - 3.5%
Boot Barn Holdings, Inc. *	8,650	1,115,245
Casey’s General Stores, Inc.	4,300	1,640,708
Ulta Beauty, Inc. *	3,050	1,176,903

		3,932,856

Technology Services - 11.7%
Altair Engineering, Inc. *	25,933	2,543,509
ANSYS, Inc. *	2,950	948,425
Aspen Technology, Inc. *	5,281	1,048,965
Euronet Worldwide, Inc. *	5,050	522,675
Globant SA *	11,350	2,023,251
HubSpot, Inc. *	3,175	1,872,583
nCino, Inc. *	15,975	502,414
Paycom Software, Inc.	6,225	890,424
PTC, Inc. *	15,375	2,793,176

		13,145,422

Transportation - 4.5%
Alaska Air Group, Inc. *	17,675	714,070
Golar LNG, Ltd.	33,600	1,053,360
Knight-Swift Transportation Holdings, Inc.	18,725	934,752
TFI International, Inc.	16,525	2,398,769

		5,100,951

Utilities - 0.5%
Chesapeake Utilities Corp.	4,925	523,035

Total Common Stocks (cost: $58,012,194)		109,834,453

Short-Term Securities - 1.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $2,189,235)	2,189,235	2,189,235

Total Investments in Securities - 99.8% (cost $60,201,429)		112,023,688

Other Assets and Liabilities, net - 0.2%		264,593

Net Assets - 100.0%		$112,288,281

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

JUNE 30, 2024	19

SCHEDULE OF INVESTMENTS

June 30, 2024

Sit Small Cap Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	109,834,453	—	—	109,834,453
Short-Term Securities	2,189,235	—	—	2,189,235
Total:	112,023,688	—	—	112,023,688

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

20	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

JUNE 30, 2024	21

SCHEDULE OF INVESTMENTS

June 30, 2024

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.1%

Asia - 20.3%

Australia - 4.9%
Atlassian Corp. *	1,425	252,054
BHP Group, Ltd., ADR	4,200	239,778
Lynas Rare Earths, Ltd. *	46,625	184,444
Macquarie Group, Ltd.	2,225	303,821
Rio Tinto, PLC, ADR	4,400	290,092
Westpac Banking Corp.	4,425	80,380

		1,350,569

China/Hong Kong - 2.2%
AIA Group, Ltd.	32,200	218,542
Baidu, Inc., ADR *	1,075	92,966
ENN Energy Holdings, Ltd.	18,400	151,624
Ping An Insurance Group Co. of China, Ltd.	33,500	151,862

		614,994

India - 0.6%
HDFC Bank, Ltd., ADR	2,400	154,392

Japan - 7.3%
Keyence Corp.	1,000	438,498
Recruit Holdings Co., Ltd.	11,200	599,157
Shiseido Co., Ltd.	4,100	116,917
Sony Group Corp., ADR	6,300	535,185
Terumo Corp.	21,600	356,174

		2,045,931

Singapore - 2.8%
DBS Group Holdings, Ltd.	17,160	452,918
Singapore Technologies Engineering, Ltd.	104,800	334,649

		787,567

South Korea - 1.9%
LG Chem, Ltd.	975	244,724
Samsung Electronics Co., Ltd., GDR	185	273,800

		518,524

Taiwan - 0.6%
Taiwan Semiconductor Co., ADR	1,000	173,810

Europe - 63.4%

Belgium - 1.7%
D’ieteren Group	1,075	228,067
UCB SA	1,600	237,665

		465,732

Denmark - 2.7%
Ascendis Pharma A/S, ADR *	475	64,780
Novo Nordisk A/S, ADR	4,725	674,447

		739,227

France - 9.3%
AXA SA	11,750	384,682
Dassault Systemes SE	11,700	442,313
Elis SA	8,125	175,944
Forvia SE	7,166	84,841
Safran SA	2,590	547,540

Name of Issuer	Quantity	Fair Value ($)

Schneider Electric SE *	3,970	953,650

		2,588,970

Germany - 7.5%
Allianz SE	2,250	625,301
Deutsche Post AG	6,550	265,086
Infineon Technologies AG	5,950	218,597
Muenchener Rueckversicherungs AG	800	400,107
Siemens AG	3,100	576,741

		2,085,832

Ireland - 3.9%
Accenture, PLC	550	166,876
Aptiv, PLC *	1,225	86,264
CRH, PLC	4,800	359,904
Linde, PLC	500	219,405
STERIS, PLC	1,175	257,959

		1,090,408

Netherlands - 5.3%
Adyen NV *, [4]	84	100,143
ASML Holding NV	1,025	1,048,298
Stellantis NV	16,375	325,044

		1,473,485

Spain - 2.7%
Cellnex Telecom SA [4]	5,200	169,129
Iberdrola SA	45,900	595,532

		764,661

Sweden - 1.5%
Evolution AB, ADR	2,325	242,474
Hexagon AB	16,200	182,879

		425,353

Switzerland - 8.3%
Logitech International SA	1,425	138,054
Lonza Group AG	590	322,039
Nestle SA	3,600	367,513
On Holding AG *	8,625	334,650
Partners Group Holding AG	490	629,373
TE Connectivity, Ltd.	1,100	165,473
Zurich Insurance Group AG	680	362,611

		2,319,713

United Kingdom - 20.5%
AstraZeneca, PLC, ADR	10,125	789,649
BAE Systems, PLC	48,500	809,277
Coca-Cola Europacific Partners, PLC	5,400	393,498
Compass Group, PLC	10,625	290,111
Diageo, PLC, ADR	1,840	231,987
Entain, PLC	27,600	219,802
London Stock Exchange Group, PLC	5,100	606,010
Man Group, PLC	93,600	286,570
Reckitt Benckiser Group, PLC	3,100	167,799
RELX, PLC	9,750	448,578
Rentokil Initial, PLC	47,250	275,469
Shell, PLC, ADR	12,250	884,205
Smith & Nephew, PLC	25,250	312,993

		5,715,948

See accompanying notes to financial statements.

22	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Latin America - 1.3%

Argentina - 1.3%
Globant SA *	2,050	365,433

North America - 12.1%

Canada - 4.5%
Alimentation Couche-Tard, Inc.	7,400	415,261
Colliers International Group, Inc.	1,600	178,640
Lululemon Athletica, Inc. *	600	179,220
Waste Connections, Inc.	2,750	482,240

		1,255,361

United States - 7.6%
Broadcom, Inc.	1,025	1,645,668
Euronet Worldwide, Inc. *	1,375	142,313
Mondelez International, Inc.	4,800	314,112

		2,102,093

Total Common Stocks (cost: $17,846,509)		27,038,003

Investment Companies 0.7%
iShares MSCI India ETF (cost $95,266)	3,200	178,496

Short-Term Securities - 1.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $511,287)	511,287	511,287

Total Investments in Securities - 99.6% (cost $18,453,062)		27,727,786

Other Assets and Liabilities, net - 0.4%		119,879

Net Assets - 100.0%		$27,847,665

*	Non-income producing security.
[4]

144A Restricted Security. The total value of such securities as of June 30, 2024 was $269,272 and represented 1.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

JUNE 30, 2024	23

SCHEDULE OF INVESTMENTS

June 30, 2024

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	365,433	—	—	365,433
Australia	1,350,569	—	—	1,350,569
Belgium	465,732	—	—	465,732
Canada	1,255,361	—	—	1,255,361
China/Hong Kong	614,994	—	—	614,994
Denmark	739,227	—	—	739,227
France	2,588,970	—	—	2,588,970
Germany	2,085,832	—	—	2,085,832
India	154,392	—	—	154,392
Ireland	1,090,408	—	—	1,090,408
Japan	2,045,931	—	—	2,045,931
Netherlands	1,473,485	—	—	1,473,485
Singapore	787,567	—	—	787,567
South Korea	518,524	—	—	518,524
Spain	764,661	—	—	764,661
Sweden	425,353	—	—	425,353
Switzerland	2,319,713	—	—	2,319,713
Taiwan	173,810	—	—	173,810
United Kingdom	5,715,948	—	—	5,715,948
United States	2,102,093	—	—	2,102,093
Investment Companies	178,496	—	—	178,496
Short-Term Securities	511,287	—	—	511,287
Total:	27,727,786	—	—	27,727,786

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

24	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

JUNE 30, 2024	25

SCHEDULE OF INVESTMENTS

June 30, 2024

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 91.3%

Africa/Middle East - 8.0%

Israel - 1.4%
NICE, Ltd., ADR *	775	133,277

South Africa - 6.6%
Bid Corp., Ltd.	9,850	230,022
Bidvest Group, Ltd.	5,525	86,378
Naspers, Ltd.	1,425	279,397

		595,797

Asia - 64.9%

Australia - 1.9%
Atlassian Corp. *	450	79,596
Rio Tinto, PLC, ADR	1,425	93,950

		173,546

China/Hong Kong - 21.0%
AIA Group, Ltd.	21,400	145,242
Alibaba Group Holding, Ltd., ADR	875	63,000
Baidu, Inc., ADR *	475	41,078
Budweiser Brewing Co. APAC, Ltd. [4]	46,000	54,193
China Mengniu Dairy Co., Ltd.	28,000	50,198
China Petroleum & Chemical Corp.	140,000	90,715
CSPC Pharmaceutical Group, Ltd.	192,400	153,249
ENN Energy Holdings, Ltd.	19,800	163,161
Hong Kong Exchanges & Clearing, Ltd.	5,100	163,403
Jiumaojiu International Holdings, Ltd. [4]	9,000	4,667
Meituan *, [4]	6,820	97,029
Ping An Insurance Group Co. of China, Ltd.	26,900	121,943
Sands China, Ltd. *	42,400	88,394
Sinopharm Group Co., Ltd.	44,900	119,307
Tencent Holdings, Ltd.	8,200	391,044
Trip.com Group, Ltd., ADR *	3,275	153,925

		1,900,548

India - 3.1%
HDFC Bank, Ltd., ADR	4,375	281,444

Indonesia - 1.9%
Astra International Tbk PT	176,000	47,936
XL Axiata Tbk PT	948,800	125,155

		173,091

Singapore - 7.3%
DBS Group Holdings, Ltd.	12,100	319,365
Flex, Ltd. *	4,000	117,960
Sea, Ltd, ADR *	1,225	87,490
Singapore Technologies Engineering, Ltd.	44,000	140,501

		665,316

South Korea - 11.8%
LG Chem, Ltd.	450	112,950
NAVER Corp.	450	54,562
Samsung Electronics Co., Ltd.	10,925	646,849
Shinhan Financial Group Co., Ltd.	4,150	145,167
SK Hynix, Inc. *	650	111,678

		1,071,206

Taiwan - 16.5%
Cathay Financial Holding Co., Ltd.	88,784	161,468

Name of Issuer	Quantity	Fair Value ($)

Hon Hai Precision Industry Co., Ltd., GDR	16,625	214,795
Taiwan Semiconductor Co.	37,482	1,116,089

		1,492,352

Thailand - 1.4%
Bangkok Bank PCL	36,500	129,798

Europe - 1.5%

Netherlands - 1.5%
Prosus NV	3,705	131,971

Latin America - 8.1%

Argentina - 2.9%
Globant SA *	1,175	209,456
MercadoLibre, Inc. *	30	49,302

		258,758

Brazil - 1.4%
Ambev SA, ADR	21,575	44,229
Banco Bradesco SA	30,350	67,322
Lojas Renner SA	8,130	18,223

		129,774

Chile - 1.0%
Banco Santander Chile, ADR	4,700	88,501

Peru - 2.8%
Southern Copper Corp.	2,399	258,468

North America - 8.8%

Mexico - 2.5%
Fomento Economico Mexicano, ADR	1,575	169,549
Grupo Bimbo SAB de CV	16,000	56,505

		226,054

United States - 6.3%
Broadcom, Inc.	355	569,963

Total Common Stocks (cost: $5,933,422)		8,279,864

Investment Companies 6.0%
iShares MSCI India ETF (cost $292,600)	9,750	543,855

Short-Term Securities - 2.4%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $217,165)	217,165	217,165

Total Investments in Securities - 99.7% (cost $6,443,187)		9,040,884

Other Assets and Liabilities, net - 0.3%		24,737

Net Assets - 100.0%		$9,065,621

See accompanying notes to financial statements.

26	FINANCIAL STATEMENTS AND OTHER INFORMATION

*	Non-income producing security.
[4]

144A Restricted Security. The total value of such securities as of June 30, 2024 was $155,889 and represented 1.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	258,758	—	—	258,758
Australia	173,546	—	—	173,546
Brazil	129,774	—	—	129,774
Chile	88,501	—	—	88,501
China/Hong Kong	1,900,548	—	—	1,900,548
India	281,444	—	—	281,444
Indonesia	173,091	—	—	173,091
Israel	133,277	—	—	133,277
Mexico	226,054	—	—	226,054
Netherlands	131,971	—	—	131,971
Peru	258,468	—	—	258,468
Singapore	665,316	—	—	665,316
South Africa	595,797	—	—	595,797
South Korea	1,071,206	—	—	1,071,206
Taiwan	1,492,352	—	—	1,492,352
Thailand	—	129,798	—	129,798
United States	569,963	—	—	569,963
Investment Companies	543,855	—	—	543,855
Short-Term Securities	217,165	—	—	217,165
Total:	8,911,086	129,798	—	9,040,884

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

JUNE 30, 2024	27

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024

	Sit Balanced Fund	Sit Dividend Growth Fund	Sit Global Dividend Growth Fund

ASSETS
Investments in securities, at identified cost	$41,253,429	$174,573,561	$23,083,709

Investments in securities, at fair value - see accompanying schedule for detail	$64,149,759	$243,396,201	$51,036,741
Cash in bank on demand deposit	—	—	—
Accrued interest and dividends receivable	190,735	187,887	118,291
Receivable for investment securities sold	—	365,347	—
Receivable for Fund shares sold	57,237	59,857	1,837

Total assets	64,397,731	244,009,292	51,156,869

LIABILITIES
Disbursements in excess of cash balances	3,202	—	—
Payable for investment securities purchased	12,372	568,664	—
Payable for Fund shares redeemed	5,668	20,787	—
Accrued investment management fees and advisory fees	41,198	138,403	41,401
Accrued Rule 12b-1 fees (Class S)	—	4,310	933

Total liabilities	62,440	732,164	42,334

Net assets applicable to outstanding capital stock	$64,335,291	$243,277,128	$51,114,535

Net assets consist of:
Capital (par value and paid-in surplus)	$41,033,125	$160,844,604	$22,607,912
Total distributable earnings (loss), including unrealized appreciation (depreciation)	23,302,166	82,432,524	28,506,623

	$64,335,291	$243,277,128	$51,114,535

Outstanding shares:
Common Shares (Class I)*	1,879,283	13,389,432	1,719,765

Common Shares (Class S)*	—	1,280,657	171,056

Net assets applicable to outstanding shares:
Common Shares (Class I)*	$64,335,291	$222,185,277	$46,496,800

Common Shares (Class S)*	—	21,091,851	4,617,735

Net asset value per share of outstanding capital stock:
Common Shares (Class I)*	$34.23	$16.59	$27.04

Common Shares (Class S)*	—	16.47	27.00

*	Dividend Growth, Global Dividend Growth, ESG Growth and Small Cap Dividend Growth Funds offer multiple share classes (I and S). All other Funds offer a single share class.

See accompanying notes to financial statements.

28	FINANCIAL STATEMENTS AND OTHER INFORMATION

Sit Large Cap Growth Fund	Sit ESG Growth Fund	Sit Mid Cap Growth Fund	Sit Small Cap Dividend Growth Fund	Sit Small Cap Growth Fund	Sit International Growth Fund	Sit Developing Markets Growth Fund

$70,991,502	$5,882,160	$93,171,559	$19,908,806	$60,201,429	$18,453,062	$6,443,187

$214,210,388	$11,315,255	$203,312,615	$28,355,079	$112,023,688	$27,727,786	$9,040,884
—	3	—	—	—	—	1
74,332	19,931	75,848	44,247	98,296	137,898	30,320
—	—	—	—	636,304	—	—
26,133	—	3,468	2,461	2,952	1,623	1,392

214,310,853	11,335,189	203,391,931	28,401,787	112,761,240	27,867,307	9,072,597

—	—	—	—	—	—	—
—	—	—	—	335,189	—	—
29,148	—	2,303	—	580	144	—
169,288	9,163	205,419	21,049	137,190	19,498	6,976
—	1,058	—	1,127	—	—	—

198,436	10,221	207,722	22,176	472,959	19,642	6,976

$214,112,417	$11,324,968	$203,184,209	$28,379,611	$112,288,281	$27,847,665	$9,065,621

$62,370,817	$5,927,338	$85,504,784	$19,881,117	$56,780,175	$17,876,732	$6,183,397
151,741,600	5,397,630	117,679,425	8,498,494	55,508,106	9,970,933	2,882,224

$214,112,417	$11,324,968	$203,184,209	$28,379,611	$112,288,281	$27,847,665	$9,065,621

2,874,767	289,608	8,809,905	1,413,147	1,718,163	1,268,701	531,123

—	247,688	—	341,295	—	—	—

$214,112,417	$6,132,847	$203,184,209	$22,863,628	$112,288,281	$27,847,665	$9,065,621

—	5,192,121	—	5,515,983	—	—	—

$74.48	$21.18	$23.06	$16.18	$65.35	$21.95	$17.07

—	20.96	—	16.16	—	—	—

JUNE 30, 2024	29

STATEMENTS OF OPERATIONS

Year Ended June 30, 2024

			Sit
		Sit	Global
	Sit	Dividend	Dividend
	Balanced	Growth	Growth
	Fund	Fund	Fund

Investment income:
Income:
Dividends*	$474,801	$4,462,309	$906,542
Interest	844,239	72,457	33,601

Total income	1,319,040	4,534,766	940,143

Expenses (note 4):
Investment management and advisory service fee	553,134	2,280,002	596,907
12b-1 fees (Class S)	—	52,195	10,420

Total expenses	553,134	2,332,197	607,327

Less fees and expenses waived by investment adviser	(110,627)	(684,001)	(119,381)

Total net expenses	442,507	1,648,196	487,946

Net investment income (loss)	876,533	2,886,570	452,197

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	488,045	16,528,458	1,031,940
Net realized gain (loss) on foreign currency transactions	—	—	2,003

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	9,361,487	19,659,266	7,299,887

Net gain (loss)	9,849,532	36,187,724	8,333,830

Net increase (decrease) in net assets resulting from operations	$10,726,065	$39,074,294	$8,786,027

* Foreign taxes withheld on dividends received	$3,132	$10,602	$30,923

See accompanying notes to financial statements.

30	FINANCIAL STATEMENTS AND OTHER INFORMATION

			Sit			Sit
Sit	Sit	Sit	Small Cap	Sit	Sit	Developing
Large Cap	ESG	Mid Cap	Dividend	Small Cap	International	Markets
Growth	Growth	Growth	Growth	Growth	Growth	Growth
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$1,535,145	$162,261	$1,722,811	$416,872	$1,024,799	$582,954	$190,333
158,300	11,019	151,592	65,683	82,960	16,981	9,903

1,693,445	173,280	1,874,403	482,555	1,107,759	599,935	200,236

1,787,411	122,286	2,367,507	301,178	1,617,333	398,465	186,364
—	11,450	—	12,817	—	—	—

1,787,411	133,736	2,367,507	313,995	1,617,333	398,465	186,364

—	(24,457)	—	(84,330)	—	(172,668)	(97,841)

1,787,411	109,279	2,367,507	229,665	1,617,333	225,797	88,523

(93,966)	64,001	(493,104)	252,890	(509,574)	374,138	111,713

8,562,797	41,225	9,240,872	17,528	5,657,283	505,745	249,510
—	(97)	—	—	—	98	(1,072)

40,401,221	1,882,991	18,869,686	3,108,789	7,209,352	1,353,908	346,331

48,964,018	1,924,119	28,110,558	3,126,317	12,866,635	1,859,751	594,769

$48,870,052	$1,988,120	$27,617,454	$3,379,207	$12,357,061	$2,233,889	$706,482

$8,899	$8,126	$6,494	$1,384	$6,674	$50,180	$18,848

JUNE 30, 2024	31

STATEMENTS OF CHANGES IN NET ASSETS

	Sit Balanced Fund		Sit Dividend Growth Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

Operations:
Net investment income (loss)	$876,533	$665,714	$2,886,570	$3,156,391
Net realized gain (loss) on investments and foreign currency transactions	488,045	(296,792)	16,528,458	8,612,443
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	9,361,487	5,025,324	19,659,266	18,864,045

Net increase (decrease) in net assets resulting from operations	10,726,065	5,394,246	39,074,294	30,632,879

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(785,004)	(2,221,064)	(9,361,625)	(21,774,304)
Common shares (Class S)	—	—	(911,300)	(2,372,811)

Total distributions	(785,004)	(2,221,064)	(10,272,925)	(24,147,115)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	11,989,285	3,894,958	10,025,307	16,884,847
Common Shares (Class S)	—	—	1,501,060	1,073,831
Reinvested distributions
Common Shares (Class I)	701,735	2,174,246	8,610,760	20,490,706
Common Shares (Class S)	—	—	896,823	2,366,839
Payments for shares redeemed
Common Shares (Class I)	(7,748,651)	(7,916,953)	(32,477,006)	(24,480,723)
Common Shares (Class S)	—	—	(5,235,791)	(4,592,175)

Increase (decrease) in net assets from capital transactions	4,942,369	(1,847,749)	(16,678,847)	11,743,325

Total increase (decrease) in net assets	14,883,430	1,325,433	12,122,522	18,229,089

Net assets:
Beginning of year	49,451,861	48,126,428	231,154,606	212,925,517

End of year	$64,335,291	$49,451,861	$243,277,128	$231,154,606

Capital transactions in shares:
Sold
Common Shares (Class I)	388,376	141,588	664,126	1,190,785
Common Shares (Class S)	—	—	102,524	74,506
Reinvested distributions
Common Shares (Class I)	23,470	83,352	582,968	1,492,898
Common Shares (Class S)	—	—	61,144	173,605
Redeemed
Common Shares (Class I)	(252,191)	(296,842)	(2,190,153)	(1,717,513)
Common Shares (Class S)	—	—	(348,243)	(326,696)

Net increase (decrease)	159,655	(71,902)	(1,127,634)	887,585

See accompanying notes to financial statements.

32	FINANCIAL STATEMENTS AND OTHER INFORMATION

Sit Global Dividend Growth Fund		Sit Large Cap Growth Fund		Sit ESG Growth Fund
Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

$452,197	$490,399	($93,966)	$148,920	$64,001	$61,364

1,033,943	(553,795)	8,562,797	3,554,651	41,128	(122,024)

7,299,887	6,762,490	40,401,221	29,320,184	1,882,991	1,653,170

8,786,027	6,699,094	48,870,052	33,023,755	1,988,120	1,592,510

(447,677)	(446,552)	(3,193,469)	(4,952,920)	(39,839)	(120,779)
(32,328)	(31,454)	—	—	(25,161)	(116,450)

(480,005)	(478,006)	(3,193,469)	(4,952,920)	(65,000)	(237,229)

1,414,301	1,615,055	14,948,982	3,760,728	367,521	347,403
347,605	300,231	—	—	107,106	125,749

415,039	417,990	2,846,419	4,756,966	7,307	120,779
28,025	31,454	—	—	3,159	116,450

(6,795,861)	(915,118)	(12,132,066)	(10,251,212)	(129,545)	(55,305)
(528,076)	(190,973)	—	—	(125,858)	(155,989)

(5,118,967)	1,258,639	5,663,335	(1,733,518)	229,690	499,087

3,187,055	7,479,727	51,339,918	26,337,317	2,152,810	1,854,368

47,927,480	40,447,753	162,772,499	136,435,182	9,172,158	7,317,790

$51,114,535	$47,927,480	$214,112,417	$162,772,499	$11,324,968	$9,172,158

57,586	79,480	224,634	71,837	18,428	21,896
14,146	13,785	—	—	5,665	7,983

18,001	21,219	45,579	100,912	398	8,057
1,239	1,602	—	—	174	7,836

(285,520)	(45,193)	(189,311)	(204,325)	(7,174)	(3,587)
(21,952)	(9,514)	—	—	(6,570)	(10,041)

(216,500)	61,379	80,902	(31,576)	10,921	32,144

JUNE 30, 2024	33

STATEMENTS OF CHANGES IN NET ASSETS

			Sit Small Cap
	Sit Mid Cap Growth Fund		Dividend Growth Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

Operations:
Net investment income (loss)	($493,104)	($55,293)	$252,890	$270,497
Net realized gain (loss) on investments and foreign currency transactions	9,240,872	818,612	17,528	205,652
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	18,869,686	33,871,734	3,108,789	2,493,454

Net increase (decrease) in net assets resulting from operations	27,617,454	34,635,053	3,379,207	2,969,603

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(903,590)	(5,106,424)	(202,009)	(619,836)
Common shares (Class S)	—	—	(44,992)	(182,623)

Total distributions	(903,590)	(5,106,424)	(247,001)	(802,459)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	1,265,545	1,684,465	5,661,159	698,064
Common Shares (Class S)	—	—	265,961	169,792
Reinvested distributions
Common Shares (Class I)	691,910	4,614,072	174,233	576,207
Common Shares (Class S)	—	—	27,519	177,090
Payments for shares redeemed
Common Shares (Class I)	(10,707,589)	(15,036,435)	(1,971,501)	(634,237)
Common Shares (Class S)	—	—	(382,921)	(213,821)

Increase (decrease) in net assets from capital transactions	(8,750,134)	(8,737,898)	3,774,450	773,095

Total increase (decrease) in net assets	17,963,730	20,790,731	6,906,656	2,940,239

Net assets:
Beginning of year	185,220,479	164,429,748	21,472,955	18,532,716

End of year	$203,184,209	$185,220,479	$28,379,611	$21,472,955

Capital transactions in shares:
Sold
Common Shares (Class I)	59,052	89,278	379,490	50,029
Common Shares (Class S)	—	—	17,413	12,109
Reinvested distributions
Common Shares (Class I)	32,607	256,911	11,899	44,217
Common Shares (Class S)	—	—	1,932	13,592
Redeemed
Common Shares (Class I)	(508,237)	(813,255)	(131,663)	(46,458)
Common Shares (Class S)	—	—	(25,272)	(15,223)

Net increase (decrease)	(416,578)	(467,066)	253,799	58,266

See accompanying notes to financial statements.

34	FINANCIAL STATEMENTS AND OTHER INFORMATION

Sit Small Cap Growth Fund		Sit International Growth Fund		Sit Developing Markets Growth Fund
Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

($509,574)	($248,567)	$374,138	$363,272	$111,713	$139,410
5,657,283	2,436,365	505,843	325,687	248,438	34,339

7,209,352	14,084,650	1,353,908	3,397,851	346,331	419,970

12,357,061	16,272,448	2,233,889	4,086,810	706,482	593,719

(3,306,617)	(1,688,086)	(557,510)	(453,404)	(193,142)	(222,145)
—	—	—	—	—	—

(3,306,617)	(1,688,086)	(557,510)	(453,404)	(193,142)	(222,145)

2,106,745	1,523,686	411,212	1,165,079	496,756	998,232
—	—	—	—	—	—

2,854,962	1,564,134	417,004	420,136	174,028	216,826
—	—	—	—	—	—

(11,548,021)	(6,292,024)	(1,280,490)	(1,048,990)	(2,216,354)	(888,402)
—	—	—	—	—	—

(6,586,314)	(3,204,204)	(452,274)	536,225	(1,545,570)	326,656

2,464,130	11,380,158	1,224,105	4,169,631	(1,032,230)	698,230

109,824,151	98,443,993	26,623,560	22,453,929	10,097,851	9,399,621

$112,288,281	$109,824,151	$27,847,665	$26,623,560	$9,065,621	$10,097,851

34,544	26,818	19,461	60,251	31,282	63,927
—	—	—	—	—	—

48,055	29,138	20,068	22,996	11,374	14,484
—	—	—	—	—	—

(185,978)	(112,711)	(62,175)	(54,715)	(140,338)	(57,576)
—	—	—	—	—	—

(103,379)	(56,755)	(22,646)	28,532	(97,682)	20,835

JUNE 30, 2024	35

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Balanced Fund

	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$28.76	$26.86	$32.85	$26.37	$25.06

Operations:
Net investment income [1]	0.49	0.38	0.23	0.22	0.25
Net realized and unrealized gains (losses)	5.42	2.84	(4.86)	6.71	2.64

Total from operations	5.91	3.22	(4.63)	6.93	2.89
Distributions to Shareholders:
From net investment income	(0.44)	(0.36)	(0.22)	(0.20)	(0.27)
From net realized gains	—	(0.96)	(1.14)	(0.25)	(1.31)

Total distributions	(0.44)	(1.32)	(1.36)	(0.45)	(1.58)

Net Asset Value
End of period	$34.23	$28.76	$26.86	$32.85	$26.37

Total investment return [2]	20.81%	12.53%	(14.87%)	26.48%	11.91%

Net assets at end of period (000’s omitted)	$64,335	$49,452	$48,126	$66,243	$46,658

Ratios: [3]
Expenses (without waiver)	1.00%[4]	1.00%[4]	1.00%[4]	1.00%	1.00%
Expenses (with waiver)	0.80%[4]	0.80%[4]	0.91%[4]	—	—
Net investment income (without waiver)	1.38%	1.22%	0.62%	0.74%	0.99%
Net investment income (with waiver)	1.58%	1.42%	0.71%	—	—

Portfolio turnover rate (excluding short-term securities)	33.30%	39.71%	39.92%	38.30%	58.63%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Total Fund expenses are limited to 1.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

36	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Dividend Growth Fund

Class I	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$14.64	$14.29	$17.37	$13.48	$14.45

Operations:
Net investment income [1]	0.19	0.21	0.24	0.21	0.22
Net realized and unrealized gains (losses)	2.45	1.78	(1.19)	4.75	0.64

Total from operations	2.64	1.99	(0.95)	4.96	0.86
Redemption fee [2]	—	—	—	—	—
Distributions to Shareholders:
From net investment income	(0.21)	(0.20)	(0.24)	(0.21)	(0.24)
From net realized gains	(0.48)	(1.44)	(1.89)	(0.86)	(1.59)

Total distributions	(0.69)	(1.64)	(2.13)	(1.07)	(1.83)

Net Asset Value
End of period	$16.59	$14.64	$14.29	$17.37	$13.48

Total investment return [3]	18.70%	14.76%	(7.27%)	38.13%	5.46%

Net assets at end of period (000’s omitted)	$222,185	$209,856	$191,010	$207,378	$172,746

Ratios: [4]
Expenses (without waiver) [5]	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses (with waiver) [5]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (without waiver)	0.99%	1.15%	1.11%	1.08%	1.30%
Net investment income (with waiver)	1.29%	1.45%	1.41%	1.38%	1.60%

Portfolio turnover rate (excluding short-term securities)	41.64%	51.49%	58.96%	42.93%	68.43%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2024	37

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Dividend Growth Fund

Class S	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$14.54	$14.20	$17.27	$13.40	$14.37

Operations:
Net investment income [1]	0.16	0.17	0.19	0.17	0.19
Net realized and unrealized gains (losses)	2.42	1.77	(1.17)	4.73	0.63

Total from operations	2.58	1.94	(0.98)	4.90	0.82
Redemption fee	— [2]	— [2]	—	— [2]	— [2]
Distributions to Shareholders:
From net investment income	(0.17)	(0.16)	(0.20)	(0.17)	(0.20)
From net realized gains	(0.48)	(1.44)	(1.89)	(0.86)	(1.59)

Total distributions	(0.65)	(1.60)	(2.09)	(1.03)	(1.79)

Net Asset Value
End of period	$16.47	$14.54	$14.20	$17.27	$13.40

Total investment return [3]	18.40%	14.47%	(7.50%)	37.87%	5.19%

Net assets at end of period (000’s omitted)	$21,092	$21,299	$21,915	$31,295	$29,106

Ratios: [4]
Expenses (without waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver) [5]	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (without waiver)	0.74%	0.90%	0.85%	0.83%	1.05%
Net investment income (with waiver)	1.04%	1.20%	1.15%	1.13%	1.35%

Portfolio turnover rate (excluding short-term securities)	41.64%	51.49%	58.96%	42.93%	68.43%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

38	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Global Dividend Growth Fund

Class I	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$22.75	$19.77	$22.47	$16.87	$16.34

Operations:
Net investment income [1]	0.23	0.24	0.21	0.20	0.22
Net realized and unrealized gains (losses)	4.30	2.98	(2.73)	5.59	0.57

Total from operations	4.53	3.22	(2.52)	5.79	0.79
Redemption fee	— [2]	—	—	—	— [2]
Distributions to Shareholders:
From net investment income	(0.24)	(0.24)	(0.18)	(0.19)	(0.26)

Net Asset Value
End of period	$27.04	$22.75	$19.77	$22.47	$16.87

Total investment return [3]	20.10%	16.46%	(11.31%)	34.61%	4.93%

Net assets at end of period (000’s omitted)	$46,497	$43,893	$37,057	$41,461	$31,361

Ratios: [4]
Expenses (without waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver) [5]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (without waiver)	0.72%	0.91%	0.66%	0.77%	1.11%
Net investment income (with waiver)	0.97%	1.16%	0.91%	1.02%	1.36%

Portfolio turnover rate (excluding short-term securities)	3.42%	6.09%	4.64%	11.55%	22.15%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2024	39

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Global Dividend Growth Fund

Class S	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$22.71	$19.74	$22.45	$16.85	$16.33

Operations:
Net investment income [1]	0.17	0.19	0.15	0.15	0.18
Net realized and unrealized gains (losses)	4.30	2.96	(2.73)	5.60	0.56

Total from operations	4.47	3.15	(2.58)	5.75	0.74
Redemption fee	— [2]	—	—	— [2]	— [2]
Distributions to Shareholders:
From net investment income	(0.18)	(0.18)	(0.13)	(0.15)	(0.22)

Net Asset Value
End of period	$27.00	$22.71	$19.74	$22.45	$16.85

Total investment return [3]	19.85%	16.13%	(11.58%)	34.32%	4.60%

Net assets at end of period (000’s omitted)	$4,618	$4,034	$3,391	$4,093	$3,391

Ratios: [4]
Expenses (without waiver) [5]	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses (with waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (without waiver)	0.47%	0.66%	0.39%	0.52%	0.87%
Net investment income (with waiver)	0.72%	0.91%	0.64%	0.77%	1.12%

Portfolio turnover rate (excluding short-term securities)	3.42%	6.09%	4.64%	11.55%	22.15%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

40	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Large Cap Growth Fund

	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$58.26	$48.29	$63.04	$47.07	$42.53

Operations:
Net investment income (loss) [1]	(0.03)	0.05	(0.09)	(0.06)	0.07
Net realized and unrealized gains (losses)	17.41	11.70	(10.74)	18.95	8.60

Total from operations	17.38	11.75	(10.83)	18.89	8.67
Redemption fee	— [2]	— [2]	—	— [2]	— [2]
Distributions to Shareholders:
From net investment income	(0.04)	—	—	(0.02)	(0.12)
From net realized gains	(1.12)	(1.78)	(3.92)	(2.90)	(4.01)

Total distributions	(1.16)	(1.78)	(3.92)	(2.92)	(4.13)

Net Asset Value
End of period	$74.48	$58.26	$48.29	$63.04	$47.07

Total investment return [3]	30.22%	25.20%	(18.78%)	41.12%	21.34%

Net assets at end of period (000’s omitted)	$214,112	$162,772	$136,435	$177,096	$129,154

Ratios: [4]
Expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.05%)	0.10%	(0.15%)	(0.11%)	0.17%

Portfolio turnover rate (excluding short-term securities)	11.11%	2.96%	10.83%	9.75%	14.53%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

JUNE 30, 2024	41

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit ESG Growth Fund

Class I	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$17.51	$14.87	$18.17	$13.85	$13.21

Operations:
Net investment income [1]	0.14	0.14	0.10	0.12	0.12
Net realized and unrealized gains (losses)	3.67	2.99	(3.13)	4.30	0.74

Total from operations	3.81	3.13	(3.03)	4.42	0.86
Redemption fee	— [2]	—	—	— [2]	—
Distributions to Shareholders:
From net investment income	(0.14)	(0.10)	(0.08)	(0.10)	(0.17)
From net realized gains	—	(0.39)	(0.19)	—	(0.05)

Total distributions	(0.14)	(0.49)	(0.27)	(0.10)	(0.22)

Net Asset Value
End of period	$21.18	$17.51	$14.87	$18.17	$13.85

Total investment return [3]	21.90%	21.57%	(16.97%)	31.97%	6.47%

Net assets at end of period (000’s omitted)	$6,133	$4,866	$3,740	$4,841	$3,477

Ratios: [4]
Expenses (without waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver) [5]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (without waiver)	0.52%	0.65%	0.30%	0.48%	0.63%
Net investment income (with waiver)	0.77%	0.90%	0.55%	0.73%	0.88%

Portfolio turnover rate (excluding short-term securities)	3.31%	7.12%	9.23%	7.39%	25.28%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

42	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit ESG Growth Fund

Class S	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$17.33	$14.74	$18.05	$13.78	$13.16

Operations:
Net investment income [1]	0.10	0.10	0.05	0.08	0.08
Net realized and unrealized gains (losses)	3.63	2.96	(3.11)	4.27	0.74

Total from operations	3.73	3.06	(3.06)	4.35	0.82
Redemption fee	— [2]	—	—	—	—
Distributions to Shareholders:
From net investment income	(0.10)	(0.08)	(0.06)	(0.08)	(0.15)
From net realized gains	—	(0.39)	(0.19)	—	(0.05)

Total distributions	(0.10)	(0.47)	(0.25)	(0.08)	(0.20)

Net Asset Value
End of period	$20.96	$17.33	$14.74	$18.05	$13.78

Total investment return [3]	21.62%	21.27%	(17.24%)	31.61%	6.22%

Net assets at end of period (000’s omitted)	$5,192	$4,306	$3,577	$4,279	$3,158

Ratios: [4]
Expenses (without waiver) [5]	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses (with waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (without waiver)	0.27%	0.40%	0.05%	0.23%	0.38%
Net investment income (with waiver)	0.52%	0.65%	0.30%	0.48%	0.63%

Portfolio turnover rate (excluding short-term securities)	3.31%	7.12%	9.23%	7.39%	25.28%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2024	43

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Mid Cap Growth Fund

	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$20.07	$16.96	$25.41	$19.05	$18.84

Operations:
Net investment loss [1]	(0.05)	(0.01)	(0.12)	(0.10)	(0.05)
Net realized and unrealized gains (losses)	3.14	3.67	(5.37)	7.44	1.64

Total from operations	3.09	3.66	(5.49)	7.34	1.59
Redemption fee [2]	—	—	—	—	—
Distributions to Shareholders:
From net realized gains	(0.10)	(0.55)	(2.96)	(0.98)	(1.38)

Net Asset Value
End of period	$23.06	$20.07	$16.96	$25.41	$19.05

Total investment return [3]	15.39%	22.00%	(24.70%)	38.99%	8.75%

Net assets at end of period (000’s omitted)	$203,184	$185,220	$164,430	$228,171	$172,744

Ratios: [4]
Expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment loss	(0.26%)	(0.03%)	(0.52%)	(0.46%)	(0.27%)

Portfolio turnover rate (excluding short-term securities)	8.64%	7.00%	13.16%	19.54%	25.58%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

44	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Dividend Growth Fund

Class I	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$14.31	$12.85	$16.73	$11.39	$11.89

Operations:
Net investment income [1]	0.17	0.19	0.14	0.13	0.13
Net realized and unrealized gains (losses)	1.87	1.83	(2.61)	5.32	(0.49)

Total from operations	2.04	2.02	(2.47)	5.45	(0.36)
Redemption fee	— [2]	—	— [2]	—	—
Distributions to Shareholders:
From net investment income	(0.17)	(0.19)	(0.14)	(0.11)	(0.14)
From net realized gains	—	(0.37)	(1.27)	—	—

Total distributions	(0.17)	(0.56)	(1.41)	(0.11)	(0.14)

Net Asset Value
End of period	$16.18	$14.31	$12.85	$16.73	$11.39

Total investment return [3]	14.35%	16.20%	(16.30%)	48.13%	(3.05%)

Net assets at end of period (000’s omitted)	$22,864	$16,508	$14,209	$17,114	$11,786

Ratios: [4]
Expenses (without waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver) [5]	0.90%	0.90%	0.95%	1.00%	1.00%
Net investment income (without waiver)	0.76%	1.06%	0.59%	0.67%	0.90%
Net investment income (with waiver)	1.11%	1.41%	0.89%	0.92%	1.15%

Portfolio turnover rate (excluding short-term securities)	12.81%	15.05%	18.47%	27.91%	27.58%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2024	45

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Dividend Growth Fund

Class S	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$14.30	$12.84	$16.72	$11.38	$11.88

Operations:
Net investment income [1]	0.12	0.16	0.11	0.10	0.10
Net realized and unrealized gains (losses)	1.87	1.83	(2.62)	5.32	(0.49)

Total from operations	1.99	1.99	(2.51)	5.42	(0.39)
Redemption fee	— [2]	—	— [2]	—	—
Distributions to Shareholders:
From net investment income	(0.13)	(0.16)	(0.10)	(0.08)	(0.11)
From net realized gains	—	(0.37)	(1.27)	—	—

Total distributions	(0.13)	(0.53)	(1.37)	(0.08)	(0.11)

Net Asset Value
End of period	$16.16	$14.30	$12.84	$16.72	$11.38

Total investment return [3]	14.02%	15.91%	(16.48%)	47.73%	(3.30%)

Net assets at end of period (000’s omitted)	$5,516	$4,965	$4,323	$5,187	$3,720

Ratios: [4]
Expenses (without waiver) [5]	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses (with waiver) [5]	1.15%	1.15%	1.20%	1.25%	1.25%
Net investment income (without waiver)	0.48%	0.81%	0.42%	0.42%	0.64%
Net investment income (with waiver)	0.83%	1.16%	0.72%	0.67%	0.89%

Portfolio turnover rate (excluding short-term securities)	12.81%	15.05%	18.47%	27.91%	27.58%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

46	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Growth Fund

	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$60.29	$52.41	$82.14	$56.81	$55.46

Operations:
Net investment loss [1]	(0.29)	(0.13)	(0.48)	(0.44)	(0.28)
Net realized and unrealized gains (losses)	7.24	8.93	(17.68)	28.28	3.38

Total from operations	6.95	8.80	(18.16)	27.84	3.10
Redemption fee [2]	—	—	—	—	—
Distributions to Shareholders:
From net realized gains	(1.89)	(0.92)	(11.57)	(2.51)	(1.75)

Net Asset Value
End of period	$65.35	$60.29	$52.41	$82.14	$56.81

Total investment return [3]	11.84%	17.01%	(25.57%)	49.65%	5.68%

Net assets at end of period (000’s omitted)	$112,288	$109,824	$98,444	$145,859	$100,613

Ratios: [4]
Expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment loss	(0.47%)	(0.24%)	(0.67%)	(0.62%)	(0.53%)

Portfolio turnover rate (excluding short-term securities)	12.03%	13.76%	15.64%	30.54%	25.74%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

JUNE 30, 2024	47

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit International Growth Fund

	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$20.62	$17.78	$23.27	$17.38	$17.13

Operations:
Net investment income [1]	0.29	0.28	0.20	0.05	0.06
Net realized and unrealized gains (losses)	1.48	2.92	(5.63)	5.89	0.36

Total from operations	1.77	3.20	(5.43)	5.94	0.42
Redemption fee	— [2]	—	—	—	— [2]
Distributions to Shareholders:
From net investment income	(0.29)	(0.27)	(0.06)	(0.05)	(0.17)
From net realized gains	(0.15)	(0.09)	—	—	—

Total distributions	(0.44)	(0.36)	(0.06)	(0.05)	(0.17)

Net Asset Value
End of period	$21.95	$20.62	$17.78	$23.27	$17.38

Total investment return [3]	8.70%	18.27%	(23.41%)	34.18%	2.43%

Net assets at end of period (000’s omitted)	$27,848	$26,624	$22,454	$31,345	$23,005

Ratios: [4]
Expenses (without waiver)	1.50%[5]	1.50%[5]	1.50%[5]	1.50%	1.50%
Expenses (with waiver)	0.85%[5]	0.85%[5]	1.20%[5]	—	—
Net investment income (without waiver)	0.76%	0.87%	0.59%	0.26%	0.35%
Net investment income (with waiver)	1.41%	1.52%	0.88%	—	—

Portfolio turnover rate (excluding short-term securities)	8.35%	7.65%	7.76%	12.61%	13.38%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

48	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Developing Markets Growth Fund

	Year Ended June 30,
	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$16.06	$15.46	$21.40	$16.28	$16.21

Operations:
Net investment income [1]	0.19	0.23	0.21	0.01	0.26
Net realized and unrealized gains (losses)	1.14	0.74	(5.76)	5.17	0.11

Total from operations	1.33	0.97	(5.55)	5.18	0.37
Redemption fee	—	— [2]	—	—	— [2]
Distributions to Shareholders:
From net investment income	(0.24)	(0.29)	(0.02)	(0.02)	(0.30)
From net realized gains	(0.08)	(0.08)	(0.37)	(0.04)	—

Total distributions	(0.32)	(0.37)	(0.39)	(0.06)	(0.30)

Net Asset Value
End of period	$17.07	$16.06	$15.46	$21.40	$16.28

Total investment return [3]	8.52%	6.42%	(26.19%)	31.79%	2.20%

Net assets at end of period (000’s omitted)	$9,066	$10,098	$9,400	$13,883	$10,260

Ratios: [4]
Expenses (without waiver) [5]	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses (with waiver) [5]	0.95%	0.95%	1.20%	1.40%	1.40%
Net investment income (without waiver)	0.15%	0.42%	0.35%	(0.55%)	1.05%
Net investment income (with waiver)	1.20%	1.47%	1.15%	0.05%	1.65%

Portfolio turnover rate (excluding short-term securities)	2.11%	0.76%	2.49%	7.52%	4.15%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 2.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

JUNE 30, 2024	49

NOTES TO FINANCIAL STATEMENTS

Year Ended June 30, 2024

(1)	Organization

The Sit Mutual Funds covered by this report are Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit Large Cap Growth Fund, Sit ESG Growth Fund, Sit Mid Cap Growth Fund, Sit Small Cap Dividend Growth Fund, Sit Small Cap Growth Fund, Sit International Growth Fund, and Sit Developing Markets Growth Fund (each a “Fund” and collectively, the “Funds”). The Funds are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies, or series thereof. The Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit ESG Growth Fund, Sit Small Cap Dividend Growth Fund, Sit Small Cap Growth Fund, Sit International Growth Fund, and Sit Developing Markets Growth Fund are series funds of Sit Mutual Funds, Inc. Each Fund has 10 billion authorized shares of capital stock with a par value of $0.001. This report covers the equity Funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective
Balanced Fund	Seeks long-term growth consistent with the preservation of principal and seeks to provide regular income.
Dividend Growth Fund	Seeks to provide current income that exceeds the dividend yield of the S&P 500® Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Global Dividend Growth Fund	Seeks to provide current income that exceeds the dividend yield of the MSCI World Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Large Cap Growth Fund	Seeks to maximize long-term capital appreciation.
ESG Growth Fund	Seeks to maximize long-term capital appreciation.
Mid Cap Growth Fund	Seeks to maximize long-term capital appreciation.
Small Cap Dividend Growth Fund	Seeks to provide current income that exceeds the yield of the Russell 2000® Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Small Cap Growth Fund	Seeks to maximize long-term capital appreciation.
International Growth Fund	Seeks long-term growth.
Developing Markets Growth Fund	Seeks to maximize long-term capital appreciation.

The Dividend Growth, Global Dividend Growth, ESG Growth and Small Cap Dividend Growth Funds offer Class I and Class S shares. Both classes of shares have identical voting, dividend, and liquidation rights. The distribution fee differs among classes, the Class S shares have a 0.25% distribution fee, whereas Class I has no distribution fee. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and

50	FINANCIAL STATEMENTS AND OTHER INFORMATION

prepayment speeds as applicable. When market quotations are not readily available, or when Sit Investment Associates, Inc. (the “Adviser” or “SIA”) becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Funds’ Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Security transactions are accounted for on the date the securities are purchased or sold. Securities gains and losses are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date or upon the receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis, including level-yield amortization of long-term bond premium and discount using the effective yield method.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of June 30, 2024 is included with the Funds’ schedules of investments.

Foreign Currency Translations and Forward Foreign Currency Contracts

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, ESG Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. Eastern Time). Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date. Dividend and interest income includes currency exchange gains (losses) realized between the accrual and payment dates on such income. Exchange gains (losses) may also be realized between the trade and settlement dates on security and forward contract transactions. For securities denominated in foreign currencies, the effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

The Global Dividend Growth, ESG Growth, International Growth and Developing Markets Growth Funds may enter into forward foreign currency exchange contracts generally for operational purposes, but the Adviser may occasionally utilize contracts to protect against adverse exchange rate fluctuation. Any gains (losses) generated by these contracts are disclosed separately on the statements of operations.

JUNE 30, 2024	51

NOTES TO FINANCIAL STATEMENTS

Year Ended June 30, 2024 (Continued)

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation is determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete the obligations of the contract.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no income tax provision is required. In order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis. Also, the Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of June 30, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

At June 30, 2024, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced Fund	$23,931,374	($1,042,983)	$22,888,391	$41,261,368
Dividend Growth Fund	71,773,867	(3,518,110)	68,255,757	175,140,444
Global Dividend Growth Fund	27,975,815	(27,567)	27,948,248	23,088,403
Large Cap Growth Fund	144,475,269	(1,256,383)	143,218,886	70,991,502
ESG Growth Fund	5,788,548	(355,515)	5,433,033	5,882,224
Mid Cap Growth Fund	116,074,406	(5,989,934)	110,084,472	93,228,143
Small Cap Dividend Growth Fund	9,518,564	(1,074,368)	8,444,196	19,910,882
Small Cap Growth Fund	54,314,551	(2,492,293)	51,822,258	60,201,429
International Growth Fund	10,813,263	(1,545,573)	9,267,690	18,460,463
Developing Markets Growth Fund	3,773,281	(1,197,383)	2,575,898	6,464,589

Net investment income and net realized gains differ for financial statement and tax purposes because of corporate actions on shares held and/or losses deferred due to “wash sale” transactions. A “wash sale” occurs when a Fund sells a security that it has acquired within a period beginning thirty days before and ending thirty days after the date of sale (a sixty one day period). The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. The tax character of distributions paid during the fiscal years ended June 30, 2024 and 2023 was as follows:

52	FINANCIAL STATEMENTS AND OTHER INFORMATION

Year Ended June 30, 2024:

	Ordinary Income	Long Term Capital Gain	Total
Balanced Fund	$785,004	—	$785,004
Dividend Growth Fund (Class I)	2,912,099	$6,449,526	9,361,625
Dividend Growth Fund (Class S)	243,916	667,384	911,300
Global Dividend Growth Fund (Class I)	447,677	—	447,677
Global Dividend Growth Fund (Class S)	32,328	—	32,328
Large Cap Growth Fund	122,457	3,071,012	3,193,469
ESG Growth Fund (Class I)	39,839	—	39,839
ESG Growth Fund (Class S)	25,161	—	25,161
Mid Cap Growth Fund	—	903,590	903,590
Small Cap Dividend Growth Fund (Class I)	202,009	—	202,009
Small Cap Dividend Growth Fund (Class S)	44,992	—	44,992
Small Cap Growth Fund	—	3,306,617	3,306,617
International Growth Fund	371,001	186,509	557,510
Developing Markets Growth Fund	143,001	50,141	193,142

Year Ended June 30, 2023:

	Ordinary Income	Long Term Capital Gain	Total
Balanced Fund	$619,854	$1,601,210	$2,221,064
Dividend Growth Fund (Class I)	2,683,114	19,091,190	21,774,304
Dividend Growth Fund (Class S)	241,918	2,130,893	2,372,811
Global Dividend Growth Fund (Class I)	446,552	—	446,552
Global Dividend Growth Fund (Class S)	31,454	—	31,454
Large Cap Growth Fund	—	4,952,920	4,952,920
ESG Growth Fund (Class I)	23,820	96,959	120,779
ESG Growth Fund (Class S)	19,181	97,269	116,450
Mid Cap Growth Fund	—	5,106,424	5,106,424
Small Cap Dividend Growth Fund (Class I)	236,730	383,106	619,836
Small Cap Dividend Growth Fund (Class S)	61,510	121,113	182,623
Small Cap Growth Fund	—	1,688,086	1,688,086
International Growth Fund	337,000	116,404	453,404
Developing Markets Growth Fund	176,000	46,145	222,145

As of June 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)
Balanced Fund	$268,065	$145,710	$22,888,391
Dividend Growth Fund	642,026	13,534,741	68,255,757
Global Dividend Growth Fund	197,641	360,734	27,948,248
Large Cap Growth Fund	—	8,562,795	143,218,886
ESG Growth Fund	45,251	—	5,433,033
Mid Cap Growth Fund	—	7,856,897	110,084,472
Small Cap Dividend Growth Fund	77,314	—	8,444,196
Small Cap Growth Fund	—	3,970,226	51,822,258
International Growth Fund	285,368	417,875	9,267,690
Developing Markets Growth Fund	57,189	249,137	2,575,898

JUNE 30, 2024	53

NOTES TO FINANCIAL STATEMENTS

Year Ended June 30, 2024 (Continued)

On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made to the following capital accounts:

	Distributable Earnings	Additional Paid-in Capital
Large Cap Growth Fund	$53,885	($53,885)
Mid Cap Growth Fund	333,983	(333,983)
Small Cap Growth Fund	416,378	(416,378)

Net capital loss carryovers and late year losses, if any, as of June 30, 2024, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds’ are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of June 30, 2024, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred
	Short-Term	Long-Term	Ordinary	Capital
Large Cap Growth Fund	—	—	$40,081	—
ESG Growth Fund	—	$80,654	—	—
Mid Cap Growth Fund	—	—	261,944	—
Small Cap Dividend Growth Fund	$23,016	—	—	—
Small Cap Growth Fund	—	—	284,378	—

For the year ended June 30, 2024, the Funds’ utilized capital losses and expired capital losses as follows:

	Utilized	Expired
Global Dividend Growth Fund	$671,206	—
ESG Growth Fund	41,225	—

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income, if any, are declared and paid quarterly for the Balanced, Dividend Growth, Global Dividend Growth and Small Cap Dividend Growth Funds and declared and paid annually for Developing Markets Growth, Small Cap Growth, International Growth, Mid Cap Growth, Large Cap Growth and ESG Growth Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Concentration of Investments

The Developing Markets Growth Fund may concentrate investments in countries with limited or developing capital markets which may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund’s investments and the income it generates, as well as the Fund’s ability to repatriate such amounts.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

54	FINANCIAL STATEMENTS AND OTHER INFORMATION

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the year ended June 30, 2024, were as follows:

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other
Balanced Fund	$8,814,249	$13,824,770	$5,999,234	$12,032,861
Dividend Growth Fund	—	94,499,579	—	117,532,850
Global Dividend Growth Fund	—	1,606,368	—	6,134,642
Large Cap Growth Fund	—	19,569,467	—	20,031,364
ESG Growth Fund	—	577,069	—	316,442
Mid Cap Growth Fund	—	16,128,755	—	29,464,059
Small Cap Dividend Growth Fund	—	5,912,280	—	2,937,842
Small Cap Growth Fund	—	12,808,737	—	23,928,077
International Growth Fund	—	2,179,799	—	2,826,285
Developing Markets Growth Fund	—	192,006	—	1,655,950

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with SIA, under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. The current fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

	Management Fees	Net of Adviser’s Voluntary Fee Waiver
Balanced Fund	1.00%	0.80%
Dividend Growth Fund Class I and Class S	1.00%	0.70%
Global Dividend Growth Fund Class I and Class S	1.25%	1.00%
Large Cap Growth Fund	1.00%	N/A
ESG Growth Fund Class I and Class S	1.25%	1.00%
Mid Cap Growth Fund	1.25%	N/A
Small Cap Dividend Growth Fund Class I and Class S	1.25%	0.90%
Small Cap Growth Fund	1.50%	N/A
International Growth Fund	1.50%	0.85%
Developing Markets Growth Fund	2.00%	0.95%

SIA is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, 12b-1 fees and other transaction charges relating to investing activities).

In addition to the annual management fees, the Class S shares of the Dividend Growth, Global Dividend Growth, ESG Growth and Small Cap Dividend Growth Funds also have a 0.25% annual distribution (12b-1) fee, which is used to pay for distribution fees related to the sale and distribution of such shares.

JUNE 30, 2024	55

NOTES TO FINANCIAL STATEMENTS

Year Ended June 30, 2024 (Continued)

Effective January 1, 2022, the Adviser has agreed to voluntarily limit the management fee of the Balanced Fund to 0.80%, the Small Cap Dividend Growth Fund to 0.90% (prior to January 1, 2022, the limitation was 1.00%), the International Growth Fund to 0.85% and the Developing Markets Growth Fund to 0.95% (prior to January 1, 2022, the limitation was 1.40%) for the period through June 30, 2025 of the Fund’s daily average net assets, respectively.

Effective October 1, 2017, the Adviser has agreed to limit the management fee of the Dividend Growth Fund to 0.70%, the Global Dividend Growth Fund to 1.00% and the ESG Growth Fund to 1.00% for the period through June 30, 2025 of the Fund’s daily average net assets, respectively.

Transactions with affiliates

The Adviser, affiliates of the Adviser, directors and officers of the Funds as a whole owned the following shares as of June 30, 2024:

	Shares	% Shares Outstanding
Balanced Fund	450,161	24.0
Dividend Growth Fund	1,777,680	12.1
Global Dividend Growth Fund	530,924	28.1
Large Cap Growth Fund	885,679	30.8
ESG Growth Fund	478,994	89.1
Mid Cap Growth Fund	4,316,638	49.0
Small Cap Dividend Growth Fund	1,058,537	60.3
Small Cap Growth Fund	1,043,756	60.7
International Growth Fund	732,802	57.8
Developing Markets Growth Fund	297,432	56.0

(5)	Credit Facility

The Funds, together with the 4 bond Sit Mutual Funds managed by SIA, are borrowers in a $20 million credit facility (Credit Facility) maturing November 26, 2024. The Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Credit Facility, each Fund shall pay interest charged on any borrowings made by the Fund. During the year ended June 30, 2024, the Funds did not use the Credit Facility.

(6)	Capital Share Activity

Short-Term Trading (Redemption) Fees

The Funds (except the Balanced Fund) charge a redemption fee equal to 2.00% of the proceeds on shares held for less than 30 calendar days. The fee is retained by the Fund for the benefit of its long-term shareholders and accounted for as an addition to paid in capital. For the year ended June 30, 2024, the Funds received the following redemption fees:

	Class I	Class S
Dividend Growth Fund	$645	$581
Global Dividend Growth Fund	42	1
Large Cap Growth Fund	2,455	—
ESG Growth Fund	298	269
Mid Cap Growth Fund	2	—
Small Cap Dividend Growth Fund	1,488	449
Small Cap Growth Fund	1,781	—
International Growth Fund	88	—

56	FINANCIAL STATEMENTS AND OTHER INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

Sit Mutual Funds, Inc.

Sit Large Cap Growth Fund

Sit Mid Cap Growth Fund:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit ESG Growth Fund, Sit Small Cap Dividend Growth Fund, Sit Small Cap Growth Fund, Sit International Growth Fund, Sit Developing Markets Growth Fund (each a series of Sit Mutual Funds, Inc.), Sit Large Cap Growth Fund, and Sit Mid Cap Growth Fund (collectively, the Funds), including the schedules of investments, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of one or more Sit Mutual Funds investment companies since 1982.

Minneapolis, Minnesota

August 16, 2024

JUNE 30, 2024	57

FEDERAL TAX INFORMATION (Unaudited)

Sit Equity Funds

For corporate shareholders, the percentage of investment income (dividend income and short-term gains, if any), for each of the Funds that qualify for the Dividends Received Deductions for the period of July 1, 2023 to June 30, 2024 is as follows:

Fund	Percentage
Balanced Fund	37.5%
Dividend Growth Fund	100.0
Global Dividend Growth Fund	94.4
Large Cap Growth Fund	100.0
ESG Growth Fund	98.0
Mid Cap Growth Fund	0.0
Small Cap Dividend Growth Fund	100.0
Small Cap Growth Fund	0.0
International Growth Fund	7.3
Developing Markets Growth Fund	18.3

For the year ended June 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided by the American Taxpayer Relief Act of 2012. Of the distributions made by the following Funds, the corresponding percentages represent the amount of each distribution which may qualify for the lower dividend income tax rates.

Fund	Percentage
Balanced Fund	43.6%
Dividend Growth Fund	100.0
Global Dividend Growth Fund	100.0
Large Cap Growth Fund	100.0
ESG Growth Fund	100.0
Mid Cap Growth Fund	0.0
Small Cap Dividend Growth Fund	100.0
Small Cap Growth Fund	0.0
International Growth Fund	100.0
Developing Markets Growth Fund	97.1

The following Funds designated the listed amounts as long-term capital gain dividends during the year ended June 30, 2024. Distributable long-term gains are based on net realized long term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.

Fund	Amount
Balanced Fund	$145,710
Dividend Growth Fund	16,338,396
Global Dividend Growth Fund	360,734
Large Cap Growth Fund	8,562,797
ESG Growth Fund	—
Mid Cap Growth Fund	8,760,487
Small Cap Dividend Growth Fund	—
Small Cap Growth Fund	5,450,238
International Growth Fund	500,368
Developing Markets Growth Fund	249,137

58	FINANCIAL STATEMENTS AND OTHER INFORMATION

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Adviser uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULES OF INVESTMENTS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

JUNE 30, 2024	59

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60	FINANCIAL STATEMENTS AND OTHER INFORMATION

Financial Statements and Other Information June 30, 2024 INVESTMENT ADVISER Sit Investment Associates, Inc. 80 S. Eighth Street Suite 3300 Minneapolis, MN 55402 CUSTODIAN The Bank Of New York Mellon 111 Sanders Creek Parkway Syracuse, NY 13057 TRANSFER AGENT AND DISBURSING AGENT Sit Mutual Funds Attention: 534459 500 Ross Street, 154-0520 Pittsburgh, PA 15262 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP Minneapolis, MN GENERAL COUNSEL Faegre Drinker Biddle & Reath LLP Minneapolis, MN

Item 8:  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9:  Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10:  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Fiscal year ended June 30, 2024

Name of Director	Aggregate Renumeration Paid by all 14 of the Sit Mutual Funds
Edward M. Giles	$50,000
Sidney L. Jones	$60,000
Bruce C. Lueck	$50,000
Donald W. Phillips	$50,000
Barry N. Winslow	$50,000

Item 11:  Statement Regarding Basis for Approval of Investment Advisory Contract.

None. The Board of Directors did not approve the investment advisory contracts during the Registrant’s most recent fiscal half-year. Investment advisory contracts were approved by the Board of Directors in October 2023.

Item 12:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13:  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15:  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.

Item 16:  Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term in defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18:  Recovery of Erroneously Awarded Compensation.

None.

Item 19:  Exhibits.

(a)(1) None.

(a)(2) Not applicable.

(a)(3) Separate certifications from the principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (certification required by Rule Section 302 of the Sarbanes-Oxley Act of 2002), are attached as an exhibit hereto.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 (certification required by Section 906 of the Sarbanes-Oxley Act of 2002) is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Date August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Date August 29, 2024

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman and President

Date August 29, 2024